UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2010

Item 1. Reports to Stockholders

Fidelity®

Global Balanced

Fund

Annual Report

October 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity Global Balanced Fund	13.76%	6.75%	6.26%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Global Balanced Fund, a class of the fund, on October 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the MSCI® World Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Developed-markets equities rode a wave of volatility during the 12 months ending October 31, 2010, en route to producing above-average gains. Stocks posted solid advances in the first half of the period, despite growing concerns about the Greece-led European debt crisis. Sentiment turned decidedly negative in May and June, however, and the market suffered a precipitous decline. These losses were more than offset during the last four months of the period, when signs of economic growth and subsiding debt fears helped propel developed-world stocks about 18%. For the full year, the MSCI® World Index gained 13.15%, boosted in part by a generally depreciating U.S. dollar. Within the index, Canada and the United States were standouts, returning 23% and 17%, respectively. U.S. stocks - which comprised almost half of the index - were lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. The Pacific Basin ex-Japan segment rose 15% for the period, aided in part by solid results from Hong Kong. Elsewhere, the U.K. returned 13%, while the remainder of Europe rose just 7%, held back mainly by debt-riddled Spain and Italy, as well as lagging major constituent France. Japan advanced only 5%, a result of that nation's continued weak economy. Meanwhile, fixed-income markets around the globe - as measured by the Citigroup® World Government Bond Index - gained 6.35%.

Comments from Ruben Calderon and Geoff Stein, Lead Co-Portfolio Managers of Fidelity® Global Balanced Fund: For the year, the fund's Retail Class shares gained 13.76%, handily outpacing the 10.82% return of the Fidelity Global Balanced Composite Index - a 60%/40% blend of the MSCI World Index and the Citigroup World Government Bond Index. Fund performance was boosted by an overall overweighting versus the Composite benchmark in equities and corresponding underweighting in investment-grade bonds, particularly during the first half of the period. Within the equity subportfolio, we overweighted emerging-markets and U.S. stocks, which proved beneficial. Security selection was overwhelmingly positive for the period, as all of our equity subportfolios outpaced their respective benchmarks. Our strongest contributor was the U.S. subportfolio, followed by the Europe sleeve and the emerging-markets subportfolio, the latter of which boasted the largest gain for the period. Elsewhere, the developed-country debt sleeve produced a high-single-digit advance, beating its benchmark by a sizable margin. This segment made a considerable contribution to total relative performance, bolstered in part by its exposure to corporate bonds - particularly within Japan - which flourished as riskier assets came into favor during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 to October 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period* May 1, 2010 to October 31, 2010
Class A	1.41%
Actual		$ 1,000.00	$ 1,057.50	$ 7.31
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class T	1.61%
Actual		$ 1,000.00	$ 1,056.70	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,017.09	$ 8.19
Class B	2.17%
Actual		$ 1,000.00	$ 1,053.40	$ 11.23
HypotheticalA		$ 1,000.00	$ 1,014.27	$ 11.02
Class C	2.11%
Actual		$ 1,000.00	$ 1,054.00	$ 10.92
HypotheticalA		$ 1,000.00	$ 1,014.57	$ 10.71
Global Balanced	1.07%
Actual		$ 1,000.00	$ 1,059.20	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45
Institutional Class	1.16%
Actual		$ 1,000.00	$ 1,059.20	$ 6.02
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of October 31, 2010
United States of America 36.1%
Japan 18.2%
United Kingdom 8.4%
Germany 6.5%
France 5.9%
Canada 4.4%
Australia 2.8%
Switzerland 1.9%
Netherlands 1.4%
Other 14.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2010
United States of America 39.5%
Japan 17.0%
United Kingdom 8.6%
Germany 5.5%
Canada 3.8%
France 3.7%
Australia 3.4%
Switzerland 2.1%
Netherlands 1.6%
Other 14.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	57.9	65.1
Bonds	38.5	33.1
Convertible Securities	0.1	0.0
Other Investments	0.1	0.0
Short-Term Investments and Net Other Assets	3.4	1.8
Top Five Stocks as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Union Pacific Corp. (United States of America)	1.5	1.7
Cummins, Inc. (United States of America)	1.3	1.4
Exxon Mobil Corp. (United States of America)	1.1	0.0
Apple, Inc. (United States of America)	1.1	1.4
Estee Lauder Companies, Inc. Class A (United States of America)	1.0	0.5
	6.0
Top Five Bond Issuers as of October 31, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	10.3	8.2
German Federal Republic	3.9	2.9
U.S. Treasury Obligations	3.3	2.8
French Republic	2.7	0.2
Canadian Government	0.5	0.2
	20.7
Market Sectors as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.9	21.9
Industrials	10.6	12.1
Consumer Discretionary	9.9	10.3
Information Technology	9.7	9.9
Energy	6.3	6.4
Health Care	5.9	6.5
Materials	5.8	4.7
Consumer Staples	3.9	3.6
Telecommunication Services	2.3	1.8
Utilities	1.4	1.6

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments October 31, 2010

Showing Percentage of Net Assets

Common Stocks - 54.1%
	Shares	Value
Australia - 2.2%
AMP Ltd.	139,703	$ 730,833
BHP Billiton Ltd.	41,534	1,716,413
Coca-Cola Amatil Ltd.	45,515	542,645
Commonwealth Bank of Australia	26,192	1,254,725
Computershare Ltd.	23,460	232,584
Crown Ltd.	47,584	388,308
CSL Ltd.	23,709	762,527
Fosters Group Ltd.	74,353	425,385
Harvey Norman Holdings Ltd.	79,035	257,831
Macquarie Group Ltd.	13,806	489,607
Metcash Ltd.	86,698	371,160
National Australia Bank Ltd.	42,045	1,048,682
QBE Insurance Group Ltd.	22,359	376,311
Ramsay Health Care Ltd.	44,875	688,002
Rio Tinto Ltd.	10,298	834,213
Suncorp-Metway Ltd.	44,544	401,465
Wesfarmers Ltd.	26,990	876,247
Woolworths Ltd.	29,516	819,750
TOTAL AUSTRALIA		12,216,688
Austria - 0.1%
Erste Bank AG	14,200	640,771
Bailiwick of Jersey - 0.4%
Experian PLC	64,900	754,372
Randgold Resources Ltd. sponsored ADR	7,200	676,224
Shire PLC	29,157	684,145
TOTAL BAILIWICK OF JERSEY		2,114,741
Belgium - 0.5%
Ageas	183,500	564,026
Anheuser-Busch InBev SA NV	21,925	1,373,907
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	39
Umicore SA	17,864	840,659
TOTAL BELGIUM		2,778,631
Bermuda - 0.2%
Huabao International Holdings Ltd.	247,000	372,193
Li & Fung Ltd.	128,000	676,226
TOTAL BERMUDA		1,048,419
Brazil - 0.1%
Cia Hering SA	2,000	98,460
Common Stocks - continued
	Shares	Value
Brazil - continued
Drogasil SA	3,000	$ 75,882
Hypermarcas SA (a)	5,000	82,295
Lojas Renner SA	2,000	79,003
Natura Cosmeticos SA	2,000	57,254
TOTAL BRAZIL		392,894
British Virgin Islands - 0.3%
Playtech Ltd.	39,579	283,925
UTI Worldwide, Inc.	88,000	1,691,360
TOTAL BRITISH VIRGIN ISLANDS		1,975,285
Canada - 3.5%
Agnico-Eagle Mines Ltd. (Canada)	1,500	116,335
Agrium, Inc.	10,200	902,289
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	7,800	185,230
ARC Energy Trust unit	1,000	21,139
Astral Media, Inc. Class A (non-vtg.)	1,300	52,133
Bank of Montreal	7,800	460,627
Bank of Nova Scotia	12,400	664,681
Barrick Gold Corp.	10,300	496,064
Baytex Energy Trust	4,800	178,841
BCE, Inc.	11,600	389,093
Bombardier, Inc. Class B (sub. vtg.)	18,000	89,656
Brookfield Asset Management, Inc. Class A	6,700	198,918
Brookfield Properties Corp.	6,800	117,478
Cameco Corp.	4,700	145,392
Canadian Imperial Bank of Commerce	6,100	467,892
Canadian National Railway Co.	7,800	505,214
Canadian Natural Resources Ltd.	5,200	189,309
Cenovus Energy, Inc.	9,500	264,349
CGI Group, Inc. Class A (sub. vtg.) (a)	4,200	64,612
Crescent Point Energy Corp.	3,500	138,641
Detour Gold Corp. (a)	15,200	443,973
Dollarama, Inc.	28,400	748,497
Eldorado Gold Corp.	11,100	187,957
Enbridge, Inc.	9,700	536,501
EnCana Corp.	400	11,299
Finning International, Inc.	7,000	164,585
First Quantum Minerals Ltd.	5,600	490,377
Gildan Activewear, Inc. (a)	5,000	144,083
Goldcorp, Inc.	23,000	1,026,983
Grande Cache Coal Corp. (a)	11,100	76,184
Common Stocks - continued
	Shares	Value
Canada - continued
IAMGOLD Corp.	3,500	$ 63,864
IESI-BFC Ltd.	3,900	91,277
Imperial Oil Ltd.	3,400	130,746
Intact Financial Corp.	4,200	190,213
Ivanhoe Mines Ltd. (a)	3,400	81,408
Keyera Facilities Income Fund	26,423	819,971
MacDonald Dettwiler & Associates Ltd. (a)	3,700	184,329
Magna International, Inc. Class A (sub. vtg.)	9,500	859,182
Metro, Inc. Class A (sub. vtg.)	3,000	137,661
National Bank of Canada	2,300	151,386
Niko Resources Ltd.	3,800	362,526
Open Text Corp. (a)	8,500	376,037
Osisko Mining Corp. (a)	2,500	34,660
Pacific Rubiales Energy Corp. (a)	3,500	111,565
Petrobank Energy & Resources Ltd. (a)	7,700	306,445
Potash Corp. of Saskatchewan, Inc.	3,900	564,026
Quebecor, Inc. Class B (sub. vtg.)	4,700	169,539
Research In Motion Ltd. (a)	6,700	381,565
Rogers Communications, Inc. Class B (non-vtg.)	5,450	198,570
Royal Bank of Canada	15,800	842,594
Suncor Energy, Inc.	21,372	684,809
SXC Health Solutions Corp. (a)	7,600	296,727
Talisman Energy, Inc.	31,600	572,884
Teck Resources Ltd. Class B (sub. vtg.)	8,600	384,508
TELUS Corp.	4,200	186,136
Toronto-Dominion Bank	10,600	763,379
Uranium One, Inc. (a)	131,400	537,247
Valeant Pharmaceuticals International, Inc.	20,800	575,523
Yamana Gold, Inc.	6,000	66,006
TOTAL CANADA		19,603,115
Cayman Islands - 0.2%
China Medical System Holding Ltd. (a)	30,200	19,286
Evergreen International Holdings Ltd. (a)	35,000	20,771
Hengdeli Holdings Ltd.	1,052,000	583,596
Herbalife Ltd.	4,000	255,440
TOTAL CAYMAN ISLANDS		879,093
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	3,800	418,038
BYD Co. Ltd. (H Shares)	100,000	609,579
Changyou.com Ltd. (A Shares) ADR (a)	13,800	468,786
Common Stocks - continued
	Shares	Value
China - continued
China Merchants Bank Co. Ltd. (H Shares)	193,500	$ 549,202
Focus Media Holding Ltd. ADR (a)	16,400	405,900
Home Inns & Hotels Management, Inc. sponsored ADR (a)	5,400	276,264
Tencent Holdings Ltd.	35,700	817,513
TOTAL CHINA		3,545,282
Denmark - 0.6%
Carlsberg AS Series B	7,000	765,427
Novo Nordisk AS Series B	18,949	1,989,309
Novozymes AS Series B	4,000	532,925
Pandora A/S	5,900	286,242
TOTAL DENMARK		3,573,903
Finland - 0.2%
Nokia Corp.	94,556	1,015,218
France - 2.1%
Accor SA	18,135	743,518
Alstom SA	9,210	464,681
Atos Origin SA (a)	12,738	588,890
BNP Paribas SA	20,336	1,486,983
Essilor International SA	5,363	358,043
Iliad Group SA	6,645	748,016
L'Oreal SA	9,000	1,056,445
LVMH Moet Hennessy - Louis Vuitton	8,116	1,271,593
Natixis SA (a)	142,600	874,440
PPR SA	4,500	737,608
Publicis Groupe SA	13,400	667,320
Remy Cointreau SA	5,491	385,537
Safran SA	20,400	646,624
Schneider Electric SA	6,524	925,938
Societe Generale Series A	8,401	502,944
Vallourec SA	6,544	679,008
TOTAL FRANCE		12,137,588
Germany - 1.3%
Bayerische Motoren Werke AG (BMW)	21,549	1,544,494
Fresenius Medical Care AG & Co. KGaA	8,900	566,811
Linde AG	4,266	614,072
MAN SE	11,933	1,311,730
PSI AG	22,000	483,362
Rheinmetall AG	7,600	547,363
SAP AG	11,680	608,968
Common Stocks - continued
	Shares	Value
Germany - continued
Siemens AG	15,172	$ 1,732,797
Software AG (Bearer)	1,500	210,179
TOTAL GERMANY		7,619,776
Hong Kong - 0.1%
Hong Kong Exchanges and Clearing Ltd.	24,000	528,224
SJM Holdings Ltd.	226,000	335,884
TOTAL HONG KONG		864,108
India - 0.1%
Larsen & Toubro Ltd.	4,000	182,994
LIC Housing Finance Ltd.	7,000	211,706
Reliance Industries Ltd.	7,000	173,125
TOTAL INDIA		567,825
Ireland - 0.1%
James Hardie Industries NV unit (a)	56,847	300,170
Ryanair Holdings PLC sponsored ADR	5,000	163,150
TOTAL IRELAND		463,320
Isle of Man - 0.1%
Genting International PLC (a)	388,000	650,514
Italy - 0.2%
Mediaset SpA	82,500	608,412
Saipem SpA	15,394	683,940
TOTAL ITALY		1,292,352
Japan - 5.7%
All Nippon Airways Ltd. (a)	160,000	605,245
Asahi Glass Co. Ltd.	7,000	67,149
Asahi Kasei Corp.	95,000	558,876
Astellas Pharma, Inc.	16,300	606,391
Canon, Inc.	6,100	280,803
Chuo Mitsui Trust Holdings, Inc.	272,000	981,254
CyberAgent, Inc.	173	287,438
Daicel Chemical Industries Ltd.	34,000	236,610
Daiwa House Industry Co. Ltd.	154,000	1,659,562
Denso Corp.	24,900	774,343
Exedy Corp.	27,300	854,249
Fuji Oil Co. Ltd.	15,400	221,422
Fujifilm Holdings Corp.	38,400	1,281,086
Fujitsu Ltd.	186,000	1,268,791
GREE, Inc.	56,800	717,147
Common Stocks - continued
	Shares	Value
Japan - continued
Hitachi Transport System Ltd.	19,400	$ 301,355
Honda Motor Co. Ltd.	44,200	1,593,356
Japan Tobacco, Inc.	120	372,802
JX Holdings, Inc. (a)	104,980	617,069
Kao Corp.	18,900	480,381
Kuraray Co. Ltd.	59,800	856,471
Lawson, Inc.	13,700	623,114
Makita Corp.	4,800	168,808
Marui Group Co. Ltd.	17,800	139,877
Mitsubishi Corp.	25,700	617,306
Mitsubishi Electric Corp.	15,000	140,582
Mitsubishi UFJ Financial Group, Inc.	215,500	1,000,136
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,350	145,523
Mitsui & Co. Ltd.	71,200	1,119,792
MS&AD Insurance Group Holdings, Inc.	38,300	917,549
NHK Spring Co. Ltd.	43,000	364,968
Nichi-iko Pharmaceutical Co. Ltd.	13,800	486,696
Nippon Television Network Corp.	2,660	351,383
Nippon Yusen KK	88,000	369,147
NOK Corp.	24,400	435,725
Nomura Holdings, Inc.	79,800	410,075
NTT DoCoMo, Inc.	573	965,892
Obayashi Corp.	35,000	142,602
Oriental Land Co. Ltd.	4,700	455,573
ORIX Corp.	9,900	903,020
Osaka Securities Exchange Co. Ltd.	11	55,362
Rakuten, Inc.	1,041	802,063
Santen Pharmaceutical Co. Ltd.	12,400	428,075
Sega Sammy Holdings, Inc.	16,800	274,328
Shin-Etsu Chemical Co., Ltd.	3,100	156,755
SMC Corp.	3,700	565,552
SOFTBANK CORP.	22,700	729,011
Sony Corp.	25,400	858,190
Sumitomo Electric Industries Ltd.	23,300	296,487
Sumitomo Heavy Industries Ltd.	200,000	1,136,748
Sumitomo Metal Mining Co. Ltd.	36,000	572,879
Sumitomo Rubber Industries Ltd.	39,400	424,504
Tokai Carbon Co. Ltd.	99,000	583,735
Tokyo Electron Ltd.	2,800	157,985
Toyota Motor Corp.	9,900	350,661
Common Stocks - continued
	Shares	Value
Japan - continued
Uni-Charm Corp.	2,800	$ 106,996
West Japan Railway Co.	101	374,961
TOTAL JAPAN		32,253,860
Korea (South) - 0.0%
Kia Motors Corp.	2,000	79,858
Netherlands - 0.7%
AEGON NV (a)	79,900	506,260
ASML Holding NV (Netherlands)	17,900	593,233
CNH Global NV (a)	11,000	436,590
ING Groep NV (Certificaten Van Aandelen) unit (a)	57,200	611,811
LyondellBasell Industries NV Class A (a)	43,000	1,154,980
Randstad Holdings NV (a)	12,658	602,364
TOTAL NETHERLANDS		3,905,238
Norway - 0.4%
Aker Solutions ASA	21,400	325,786
DnB NOR ASA	46,800	642,179
Storebrand ASA (A Shares) (a)	96,500	701,767
Telenor ASA	24,200	390,096
TOTAL NORWAY		2,059,828
Papua New Guinea - 0.1%
Oil Search Ltd.	82,475	515,483
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	72,240	331,016
Russia - 0.3%
Magnit OJSC GDR (Reg. S)	18,200	486,668
Mechel Steel Group OAO sponsored ADR	19,800	466,290
OJSC MMC Norilsk Nickel sponsored ADR	25,600	477,440
Uralkali JSC GDR (Reg. S)	19,300	477,675
TOTAL RUSSIA		1,908,073
Singapore - 0.3%
CapitaLand Ltd.	95,500	287,024
Keppel Corp. Ltd.	69,000	532,040
Mapletree Industrial (REIT) (a)	137,000	113,258
Singapore Exchange Ltd.	73,000	496,330
Singapore Telecommunications Ltd.	148,000	353,334
TOTAL SINGAPORE		1,781,986
Common Stocks - continued
	Shares	Value
South Africa - 0.1%
Clicks Group Ltd.	129,132	$ 842,440
Spain - 0.8%
Banco Santander SA	164,229	2,107,437
Gestevision Telecinco SA	111,600	1,423,350
Inditex SA	11,659	973,537
TOTAL SPAIN		4,504,324
Sweden - 0.7%
Elekta AB (B Shares)	7,400	279,981
H&M Hennes & Mauritz AB (B Shares)	31,076	1,094,841
Modern Times Group MTG AB (B Shares)	7,300	523,442
Sandvik AB	44,900	676,699
SKF AB (B Shares)	14,900	384,676
Swedbank AB (A Shares) (a)	59,046	824,060
TOTAL SWEDEN		3,783,699
Switzerland - 1.8%
Clariant AG (Reg.) (a)	31,020	524,379
Compagnie Financiere Richemont SA Series A	18,448	919,823
Julius Baer Group Ltd.	9,090	383,602
Nestle SA	33,549	1,837,041
Novartis AG	40,014	2,317,814
Schindler Holding AG (participation certificate)	6,356	681,219
Syngenta AG sponsored ADR	25,000	1,384,500
The Swatch Group AG (Bearer)	2,050	783,263
Transocean Ltd. (a)	4,200	266,112
UBS AG (a)	76,916	1,306,216
TOTAL SWITZERLAND		10,403,969
Turkey - 0.1%
Boyner Buyuk Magazacilik AS (a)	99,000	230,538
Turkiye Garanti Bankasi AS	84,000	515,373
TOTAL TURKEY		745,911
United Kingdom - 4.9%
Aegis Group PLC	128,302	258,388
AstraZeneca PLC (United Kingdom)	11,826	594,796
BG Group PLC	70,921	1,381,125
BHP Billiton PLC	21,520	762,251
BP PLC	178,100	1,210,424
BP PLC sponsored ADR	45,800	1,870,014
British Airways PLC (a)(e)	179,400	778,061
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Britvic PLC	55,200	$ 426,628
Burberry Group PLC	43,500	710,177
Capita Group PLC	33,900	416,308
Carphone Warehouse Group PLC	94,650	461,754
Dialog Semiconductor PLC (a)	7,000	127,693
Fresnillo PLC	33,400	668,898
GlaxoSmithKline PLC	91,000	1,776,783
HSBC Holdings PLC sponsored ADR	42,096	2,193,623
ITV PLC (a)	562,100	614,638
Kazakhmys PLC	16,500	347,891
Kesa Electricals PLC	125,300	318,188
Lloyds Banking Group PLC (a)	953,800	1,048,213
Micro Focus International PLC	73,900	452,047
Misys PLC (a)	110,100	496,380
Morgan Crucible Co. PLC	103,200	378,633
Next PLC	9,100	333,143
Reckitt Benckiser Group PLC	16,800	939,642
Royal Dutch Shell PLC Class A (United Kingdom)	89,537	2,906,332
Sage Group PLC	83,300	359,539
Schroders PLC	17,000	430,065
Standard Chartered PLC:
rights 11/5/10 (a)	5,389	45,372
(United Kingdom)	43,114	1,247,151
TalkTalk Telecom Group PLC (a)	160,300	338,752
Vodafone Group PLC	873,900	2,388,598
Wolfson Microelectronics PLC (a)	105,300	429,358
Xstrata PLC	56,300	1,090,982
TOTAL UNITED KINGDOM		27,801,847
United States of America - 25.2%
Allergan, Inc.	5,600	405,496
Amazon.com, Inc. (a)	13,600	2,245,904
Ameriprise Financial, Inc.	30,000	1,550,700
AMETEK, Inc.	24,000	1,297,200
Anadarko Petroleum Corp.	52,900	3,257,053
AnnTaylor Stores Corp. (a)	17,000	396,100
Apple, Inc. (a)	20,100	6,047,487
Ardea Biosciences, Inc. (a)	20,200	430,664
Autoliv, Inc.	14,000	998,200
Berkshire Hathaway, Inc. Class B (a)	38,000	3,023,280
BioMarin Pharmaceutical, Inc. (a)	34,674	907,072
Broadcom Corp. Class A	34,000	1,385,160
Common Stocks - continued
	Shares	Value
United States of America - continued
C.H. Robinson Worldwide, Inc.	19,000	$ 1,339,120
Caterpillar, Inc.	24,000	1,886,400
Celanese Corp. Class A	6,000	213,900
CF Industries Holdings, Inc.	2,800	343,084
Chevron Corp.	28,000	2,313,080
Citi Trends, Inc. (a)	17,000	356,660
Citrix Systems, Inc. (a)	22,000	1,409,540
Cloud Peak Energy, Inc.	44,000	764,280
Cognizant Technology Solutions Corp. Class A (a)	47,100	3,070,449
CSX Corp.	67,000	4,117,150
Cummins, Inc.	84,000	7,400,400
Danaher Corp.	4,000	173,440
Eaton Corp.	21,000	1,865,430
eBay, Inc. (a)	127,000	3,785,870
Echo Global Logistics, Inc.	10,000	142,000
Edwards Lifesciences Corp. (a)	71,000	4,537,610
Elizabeth Arden, Inc. (a)	17,600	359,920
Emerson Electric Co.	43,000	2,360,700
Endo Pharmaceuticals Holdings, Inc. (a)	55,000	2,020,700
EnerSys (a)	9,000	237,240
Estee Lauder Companies, Inc. Class A	83,000	5,907,110
Exxon Mobil Corp.	96,000	6,381,120
Ford Motor Co. (a)	59,000	833,670
Fossil, Inc. (a)	39,000	2,300,610
Freeport-McMoRan Copper & Gold, Inc.	19,000	1,798,920
G-III Apparel Group Ltd. (a)	44,700	1,180,080
Google, Inc. Class A (a)	8,800	5,394,312
Greenbrier Companies, Inc. (a)	28,000	509,600
Hess Corp.	16,000	1,008,480
HMS Holdings Corp. (a)	9,000	540,990
Holly Corp.	6,000	196,380
Illumina, Inc. (a)	6,130	332,920
ImmunoGen, Inc. (a)	19,000	156,180
Informatica Corp. (a)	37,000	1,505,530
iRobot Corp. (a)	57,000	1,190,160
Isilon Systems, Inc. (a)	10,000	284,700
Jos. A. Bank Clothiers, Inc. (a)	55,500	2,419,800
Juniper Networks, Inc. (a)	18,000	583,020
M.D.C. Holdings, Inc.	7,000	180,250
Mako Surgical Corp. (a)	47,400	510,972
MasterCard, Inc. Class A	1,400	336,084
Micromet, Inc. (a)	25,000	187,250
Common Stocks - continued
	Shares	Value
United States of America - continued
MIPS Technologies, Inc. (a)	97,000	$ 1,425,900
Molycorp, Inc.	10,000	354,000
NetApp, Inc. (a)	5,000	266,250
Neurocrine Biosciences, Inc. (a)	12,700	103,378
NIKE, Inc. Class B	10,000	814,400
Oil States International, Inc. (a)	21,400	1,093,968
OpenTable, Inc. (a)	2,000	122,700
Oracle Corp.	79,000	2,322,600
PACCAR, Inc.	21,000	1,076,460
Perrigo Co.	71,000	4,677,480
Phillips-Van Heusen Corp.	45,400	2,784,836
Precision Castparts Corp.	10,000	1,365,800
Prestige Brands Holdings, Inc. (a)	58,000	623,500
Public Storage	10,000	992,200
QUALCOMM, Inc.	59,000	2,662,670
Red Hat, Inc. (a)	11,000	464,860
Riverbed Technology, Inc. (a)	10,000	575,400
Roper Industries, Inc.	3,000	208,290
Ross Stores, Inc.	10,000	589,900
Salesforce.com, Inc. (a)	11,000	1,276,770
Sapient Corp.	29,000	381,640
Skyworks Solutions, Inc. (a)	166,000	3,803,060
Solera Holdings, Inc.	2,000	96,100
Southwest Airlines Co.	151,000	2,077,760
Stericycle, Inc. (a)	9,000	645,660
Steven Madden Ltd. (a)	5,000	211,500
Summer Infant, Inc. (a)	17,000	136,000
Susser Holdings Corp. (a)	2,000	27,340
SVB Financial Group (a)	20,700	897,138
Targacept, Inc. (a)	17,210	426,120
Tenneco, Inc. (a)	10,000	326,200
Theravance, Inc. (a)	48,000	978,240
Titan International, Inc. (e)	38,000	576,460
TJX Companies, Inc.	5,000	229,450
TRW Automotive Holdings Corp. (a)	8,000	365,520
Union Pacific Corp.	99,100	8,689,088
United Therapeutics Corp. (a)	4,000	240,000
Vera Bradley, Inc. (a)	600	16,410
VeriFone Holdings, Inc. (a)	13,000	439,790
Virgin Media, Inc.	29,000	737,470
VMware, Inc. Class A (a)	2,000	152,920
Volcano Corp. (a)	20,000	488,400
Common Stocks - continued
	Shares	Value
United States of America - continued
WebMD Health Corp. (a)	17,220	$ 900,262
Whiting Petroleum Corp. (a)	7,000	703,080
WMS Industries, Inc. (a)	6,000	261,780
ZIOPHARM Oncology, Inc. (a)	77,000	331,870
Zix Corp. (a)	85,000	330,650
TOTAL UNITED STATES OF AMERICA		142,650,697
TOTAL COMMON STOCKS (Cost $255,795,688)		306,947,752
Nonconvertible Preferred Stocks - 1.0%

Germany - 1.0%
ProSiebenSat.1 Media AG	57,500	1,519,359
Volkswagen AG	25,400	3,817,026
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,841,963)		5,336,385
Corporate Bonds - 12.1%
		Principal Amount (d)
Convertible Bonds - 0.1%
United States of America - 0.1%
Newpark Resources, Inc. 4% 10/1/17		$ 250,000	230,275
Volcano Corp. 2.875% 9/1/15		250,000	273,525
TOTAL UNITED STATES OF AMERICA			503,800
Nonconvertible Bonds - 12.0%
Australia - 0.6%
Didon Tunisia Pty. Ltd. 3.7925% 3/13/12 (f)(g)		100,000	91,000
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	354,708
Macquarie Bank Ltd. 1.233% 12/6/16 (g)	EUR	250,000	329,161
Optus Finance Pty Ltd. 3.5% 9/15/20	EUR	200,000	276,236
QBE Insurance Group Ltd. 6.125% 9/28/15	GBP	200,000	349,640
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		250,000	352,041
Westpac Banking Corp.:
4.25% 9/22/16	EUR	250,000	368,812
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Australia - continued
Westpac Banking Corp.: - continued
4.875% 11/19/19		$ 600,000	$ 652,224
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	567,361
TOTAL AUSTRALIA			3,341,183
Bailiwick of Jersey - 0.1%
BAA Funding Ltd. 4.125% 10/12/18	EUR	250,000	351,602
Belgium - 0.1%
Anheuser-Busch InBev SA NV 4% 4/26/18	EUR	250,000	362,803
Fortis Banque SA 4.625% (Reg. S) (g)	EUR	200,000	256,024
TOTAL BELGIUM			618,827
Bermuda - 0.1%
Li & Fung Ltd. 5.25% 5/13/20		700,000	743,559
Brazil - 0.1%
Telemar Norte Leste SA 5.5% 10/23/20 (Reg. S)		500,000	503,125
British Virgin Islands - 0.1%
PCCW-HKT Capital No. 4 Ltd. 4.25% 2/24/16		500,000	517,695
Canada - 0.2%
Ontario Province 4.4% 6/2/19	CAD	650,000	688,519
TransCanada PipeLines Ltd. 3.8% 10/1/20		350,000	360,736
TOTAL CANADA			1,049,255
Cayman Islands - 0.3%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	200,000	265,636
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	497,592
MUFG Capital Finance 5 Ltd. 6.299% (g)	GBP	300,000	452,287
Odebrecht Finance Ltd. 7.5% (f)		300,000	303,750
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	223,893
TOTAL CAYMAN ISLANDS			1,743,158
Cyprus - 0.1%
Alfa MTN Issuance Ltd. 8% 3/18/15		300,000	314,241
Denmark - 0.1%
Carlsberg Breweries A/S 3.375% 10/13/17	EUR	300,000	409,408
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
France - 1.1%
Arkema SA 4% 10/25/17	EUR	250,000	$ 343,550
AXA SA 5.25% 4/16/40 (g)	EUR	500,000	677,594
BNP Paribas SA 5.019% (g)	EUR	150,000	195,151
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (g)	EUR	50,000	62,763
Compagnie de St. Gobain 1.215% 4/11/12 (g)	EUR	175,000	241,753
Credit Agricole SA 7.875% (g)	EUR	200,000	296,796
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	372,129
Credit Logement SA:
1.479% (g)	EUR	150,000	171,148
4.604% (g)	EUR	250,000	307,931
EDF SA:
4.625% 9/11/24	EUR	150,000	222,134
6.95% 1/26/39 (f)		250,000	319,370
Lafarge SA 8.75% 5/30/17	GBP	250,000	474,713
Natixis SA 1.279% 1/26/17 (g)	EUR	100,000	131,531
Safran SA 4% 11/26/14	EUR	550,000	776,601
Societe Generale 1.058% 6/7/17 (g)	EUR	100,000	133,736
Societe Generale SCF 4% 7/7/16	EUR	450,000	669,315
Veolia Environnement 6.125% 11/25/33	EUR	250,000	422,667
Vivendi 6.625% 4/4/18 (Reg. S)		300,000	351,795
TOTAL FRANCE			6,170,677
Germany - 0.3%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (g)	EUR	250,000	327,554
Commerzbank AG:
4.125% 9/13/16 (g)	EUR	300,000	406,810
5.625% 11/29/17 (g)	EUR	100,000	143,459
Eurogrid GmbH 3.875% 10/22/20	EUR	100,000	138,426
Landesbank Berlin AG 5.875% 11/25/19	EUR	250,000	366,076
SAP AG 3.5% 4/10/17	EUR	270,000	373,571
TOTAL GERMANY			1,755,896
India - 0.0%
Export-Import Bank of India 0.73% 6/7/12 (g)	JPY	20,000,000	242,734
Ireland - 0.1%
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	287,205	394,476
TransCapitalInvest Ltd. 5.67% 3/5/14 (Reg. S)		400,000	428,040
TOTAL IRELAND			822,516
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Italy - 0.2%
Intesa Sanpaolo SpA:
3.75% 11/23/16	EUR	350,000	$ 488,538
6.375% 11/12/17 (g)	GBP	150,000	242,358
Telecom Italia SpA 8.25% 3/21/16	EUR	200,000	332,806
TOTAL ITALY			1,063,702
Japan - 0.1%
ORIX Corp. 4.71% 4/27/15		300,000	310,754
Sumitomo Mitsui Banking Corp. 4% 11/9/20 (Reg. S)	EUR	350,000	483,258
TOTAL JAPAN			794,012
Korea (South) - 0.7%
Hyundai Motor Manufacturing Czech 4.5% 4/15/15 (Reg. S)		600,000	632,220
Kookmin Bank 5.875% 6/11/12		200,000	212,148
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	210,157
Korea Hydro & Nuclear Power Co. Ltd. 6.25% 6/17/14		300,000	337,698
Korea National Housing Corp. 4.875% 9/10/14		500,000	528,465
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	469,598
5% 9/30/14 (Reg. S)		200,000	215,352
Shinhan Bank:
4.375% 9/15/15 (Reg. S)		500,000	529,545
6% 6/29/12 (Reg. S)		300,000	318,833
Woori Bank 7.63% 4/14/15 (f)		250,000	275,978
TOTAL KOREA (SOUTH)			3,729,994
Luxembourg - 0.7%
Alrosa Finance SA 7.75% 11/3/20 (Reg. S)		600,000	603,600
Enel Finance International SA:
5.125% 10/7/19 (f)		350,000	379,198
6% 10/7/39 (Reg. S)		400,000	411,532
Gaz Capital SA (Luxembourg):
6.51% 3/7/22 (Reg. S)		450,000	469,688
6.58% 10/31/13	GBP	100,000	171,470
Glencore Finance (Europe) SA:
5.25% 3/22/17	EUR	250,000	354,211
7.125% 4/23/15	EUR	150,000	231,274
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (g)		800,000	768,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Luxembourg - continued
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	$ 490,649
SB Capital SA 5.4% 3/24/17 (Reg. S)		400,000	400,000
TOTAL LUXEMBOURG			4,279,622
Mexico - 0.1%
America Movil SAB de CV 5% 3/30/20		400,000	437,261
Netherlands - 0.6%
AI Finance BV 10.875% 7/15/12		100,000	75,000
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	379,863	440,789
Eureko BV 5.125% (g)	EUR	600,000	726,345
GT 2005 Bonds BV 5% 7/21/14 (g)		250,000	229,570
ING Bank NV 4.75% 5/27/19	EUR	200,000	308,496
KBC IFIMA NV 4.5% 9/17/14	EUR	250,000	360,771
Koninklijke KPN NV 5.625% 9/30/24	EUR	300,000	469,280
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	200,000	289,210
Sabic Capital I BV 3% 11/2/15		550,000	548,900
TOTAL NETHERLANDS			3,448,361
Norway - 0.4%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	296,668
Kommunalbanken AS 5.125% 5/30/12		1,900,000	2,032,373
TOTAL NORWAY			2,329,041
Portugal - 0.1%
Banco Santander Totta SA 1.161% 12/9/15 (g)	EUR	300,000	412,730
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		300,000	310,572
RSHB Capital SA 7.5% 3/25/13	RUB	11,000,000	362,063
TOTAL RUSSIA			672,635
Spain - 0.2%
Mapfre SA 5.921% 7/24/37 (g)	EUR	450,000	551,434
Santander Finance Preferred SA Unipersonal 7.3% 7/29/19 (g)	GBP	100,000	171,787
Telefonica Emisiones SAU 4.693% 11/11/19	EUR	250,000	362,806
TOTAL SPAIN			1,086,027
Sweden - 0.2%
Nordea Bank AB 0.4919% 6/9/16 (g)		400,000	392,247
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Sweden - continued
Svenska Handelsbanken AB 0.4422% 3/15/16 (g)		$ 200,000	$ 196,534
Swedbank AB 0.5419% 5/18/17 (g)		500,000	467,090
TOTAL SWEDEN			1,055,871
Switzerland - 0.1%
Credit Suisse New York Branch 5.4% 1/14/20		500,000	541,593
United Arab Emirates - 0.1%
Abu Dhabi National Energy Co. PJSC:
5.875% 10/27/16 (Reg. S)		300,000	321,453
6.5% 10/27/36		300,000	307,764
Emirates Bank International PJSC 4.7884% 4/30/12 (g)		229,000	228,714
TOTAL UNITED ARAB EMIRATES			857,931
United Kingdom - 2.6%
3i Group PLC:
1.082% 6/8/12 (g)	EUR	400,000	536,755
5.625% 3/17/17	EUR	150,000	215,763
Abbey National Treasury Services PLC 4.125% 9/14/17	GBP	250,000	402,428
Anglo American Capital PLC 9.375% 4/8/14 (f)		500,000	614,175
Bank of Scotland 6.375% 8/16/19	GBP	400,000	636,739
Barclays Bank PLC:
0.4647% 3/23/17 (g)		550,000	522,214
4.875% (g)	EUR	350,000	431,971
6.75% 1/16/23 (g)	GBP	300,000	520,370
14% (g)	GBP	100,000	206,698
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	193,480
8.125% 11/15/13		200,000	236,666
BG Energy Capital PLC 3.375% 7/15/13	EUR	150,000	214,574
BP Capital Markets PLC 3.875% 3/10/15		650,000	687,820
Broadgate PLC 1.5348% 10/5/25 (g)	GBP	26,750	36,000
Daily Mail & General Trust PLC 5.75% 12/7/18	GBP	300,000	461,083
EDF Energy Networks EPN PLC 6% 11/12/36	GBP	160,000	280,243
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	615,487
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	150,000	240,984
7.75% 6/24/19	GBP	500,000	981,269
Legal & General Group PLC 4% 6/8/25 (g)	EUR	150,000	191,317
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	172,803
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
Marks & Spencer PLC: - continued
7.125% 12/1/37 (f)		$ 200,000	$ 204,082
National Express Group PLC 6.25% 1/13/17	GBP	150,000	258,898
Nationwide Building Society 1.096% 12/22/16 (g)	EUR	150,000	187,645
Old Mutual PLC:
4.5% 1/18/17 (g)	EUR	450,000	599,341
7.125% 10/19/16	GBP	200,000	355,817
Royal Bank of Scotland PLC:
0.4891% 4/11/16 (g)		250,000	216,351
5.75% 5/21/14	EUR	250,000	373,551
6.934% 4/9/18	EUR	300,000	448,699
Scottish & Southern Energy PLC 5.453%	GBP	400,000	643,423
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	550,160
Society of Lloyd's 6.875% 11/17/25 (g)	GBP	200,000	342,639
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	250,000	388,409
Tesco PLC 5.875% 9/12/16	EUR	100,000	161,119
UBS AG Jersey Branch:
0.4391% 4/18/16 (g)		250,000	241,270
1.048% 11/17/15 (g)	EUR	350,000	486,896
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	153,326
Virgin Media Secured Finance PLC 7% 1/15/18	GBP	100,000	171,831
Wales & West Utilities Finance PLC 6.75% 12/17/36 (g)	GBP	150,000	264,121
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	253,822
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	187,572
TOTAL UNITED KINGDOM			14,887,811
United States of America - 2.5%
Altria Group, Inc.:
8.5% 11/10/13		210,000	253,166
9.25% 8/6/19		400,000	549,190
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20		340,000	386,034
Apache Corp. 5.1% 9/1/40		450,000	449,956
Bank of America Corp.:
4.5% 4/1/15		400,000	416,546
4.75% 5/6/19	EUR	250,000	335,223
7.375% 5/15/14		65,000	73,708
Citigroup, Inc. 4.25% 2/25/30 (g)	EUR	600,000	687,383
Comcast Corp. 6.4% 3/1/40		300,000	330,962
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
Credit Suisse New York Branch:
4.375% 8/5/20		$ 600,000	$ 617,320
5% 5/15/13		400,000	437,553
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		400,000	434,501
Dow Chemical Co. 8.55% 5/15/19		280,000	359,614
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	273,601
General Electric Capital Corp. 5.9% 5/13/14		160,000	181,977
General Electric Co. 5.25% 12/6/17		200,000	225,173
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	321,718
Goldman Sachs Group, Inc.:
4.375% 3/16/17	EUR	150,000	207,317
6% 5/1/14		150,000	168,563
6.15% 4/1/18		200,000	223,950
JPMorgan Chase & Co. 4.25% 10/15/20		1,020,000	1,027,441
KeyBank NA:
1.016% 11/21/11 (g)	EUR	50,000	67,074
1.074% 2/9/12 (g)	EUR	510,000	683,794
Liberty Mutual Group, Inc. 5.75% 3/15/14 (f)		250,000	263,583
Merck & Co., Inc. 5.85% 6/30/39		300,000	346,681
Merrill Lynch & Co., Inc. 6.15% 4/25/13		500,000	541,939
Morgan Stanley 1.3% 7/20/12 (g)	EUR	430,000	576,016
NBC Universal, Inc. 4.375% 4/1/21 (f)		500,000	510,693
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	127,692
PPL Energy Supply LLC 6.5% 5/1/18		160,000	182,987
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	180,971
SLM Corp. 1.079% 12/15/10 (g)	EUR	200,000	277,213
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	320,199
Sprint Capital Corp. 8.75% 3/15/32		325,000	356,688
Time Warner Cable, Inc. 8.25% 2/14/14		200,000	238,785
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	289,811
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
US Bank NA 4.375% 2/28/17 (g)	EUR	450,000	$ 619,359
WEA Finance LLC/WT Finance Australia Pty. Ltd. 5.75% 9/2/15 (f)		400,000	449,488
TOTAL UNITED STATES OF AMERICA			13,993,869
TOTAL NONCONVERTIBLE BONDS			68,174,336
TOTAL CORPORATE BONDS (Cost $63,825,356)			68,678,136
Government Obligations - 23.9%

Canada - 0.5%
Canadian Government:
3.5% 6/1/20	CAD	2,100,000	2,178,119
5.25% 6/1/12	CAD	850,000	884,470
TOTAL CANADA			3,062,589
France - 2.7%
French Republic:
2.5% 10/25/20	EUR	10,700,000	14,361,462
3.75% 10/25/19	EUR	600,000	898,838
TOTAL FRANCE			15,260,300
Germany - 3.9%
German Federal Republic:
1.75% 10/9/15	EUR	4,750,000	6,619,632
2.25% 9/4/20	EUR	650,000	882,872
3% 7/4/20	EUR	2,130,000	3,090,431
3.25% 1/4/20	EUR	300,000	443,608
3.5% 4/12/13	EUR	700,000	1,031,492
4.75% 7/4/40	EUR	2,550,000	4,726,767
5.625% 1/4/28	EUR	2,960,000	5,536,717
TOTAL GERMANY			22,331,519
Italy - 0.2%
Italian Republic 4% 9/1/20	EUR	650,000	914,997
Japan - 12.4%
Japan Government:
Inflation-Indexed Bond 1.1% 12/10/16	JPY	263,529,000	3,256,861
Government Obligations - continued
		Principal Amount (d)	Value
Japan - continued
Japan Government: - continued
0.6% 12/15/10	JPY	958,000,000	$ 11,911,486
0.9% 6/20/13	JPY	110,000,000	1,394,144
1.1% 12/20/12	JPY	18,700,000	237,114
1.3% 3/20/15	JPY	1,240,000,000	16,109,822
1.3% 6/20/20	JPY	1,155,000,000	14,895,739
1.7% 9/20/17	JPY	201,000,000	2,704,310
1.9% 6/20/16	JPY	549,250,000	7,423,031
1.9% 3/20/29	JPY	976,500,000	12,412,908
TOTAL JAPAN			70,345,415
Spain - 0.5%
Spanish Kingdom 4% 4/30/20	EUR	1,850,000	2,546,381
United Kingdom - 0.2%
UK Treasury GILT:
4% 3/7/22	GBP	310,000	525,125
4.25% 6/7/32	GBP	70,000	115,268
4.75% 12/7/38	GBP	250,000	441,232
TOTAL UNITED KINGDOM			1,081,625
United States of America - 3.5%
Federal Home Loan Bank 3.625% 10/18/13		300,000	327,127
Freddie Mac 2.125% 9/21/12		650,000	671,007
U.S. Treasury Bonds:
3.5% 2/15/39		4,200,000	3,848,250
4.625% 2/15/40		200,000	222,062
U.S. Treasury Notes:
1.25% 8/31/15		3,700,000	3,721,971
1.75% 7/31/15		300,000	308,976
2.375% 2/28/15		3,400,000	3,602,130
2.625% 8/15/20		1,300,000	1,301,422
3.5% 5/15/20		1,850,000	1,995,392
3.625% 2/15/20		3,550,000	3,876,156
TOTAL UNITED STATES OF AMERICA			19,874,493
TOTAL GOVERNMENT OBLIGATIONS (Cost $120,508,389)			135,417,319
Asset-Backed Securities - 0.2%
		Principal Amount (d)	Value
Clock Finance BV Series 2007-1 Class B2, 1.111% 2/25/15 (g)	EUR	100,000	$ 129,405
Geldilux Ltd. Series 2007-TS Class A, 1.059% 9/8/14 (g)	EUR	200,000	272,335
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	247,683	436,372
VCL No. 11 Ltd. Class A, 1.892% 8/21/15 (g)	EUR	123,018	171,822
Volkswagen Car Lease Series 9 Class B, 0.972% 10/21/13 (g)	EUR	75,447	104,287
TOTAL ASSET-BACKED SECURITIES (Cost $1,090,956)			1,114,221
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
Arkle Master Issuer PLC:
floater Series 2006-1X Class 5M1, 1.168% 2/17/52 (g)	EUR	100,000	133,610
Series 2010-2X Class 1A1, 1.655% 5/17/60 (g)		300,000	301,395
Arran Residential Mortgages Funding No. 1 PLC Series 2006-1X Class CC, 1.202% 4/12/56 (g)	EUR	86,463	117,007
Fosse Master Issuer PLC Series 2010-4 Class A2, 2.378% 10/18/54 (g)	EUR	650,000	905,302
Granite Master Issuer PLC Series 2005-1 Class A5, 0.964% 12/20/54 (g)	EUR	312,518	404,717
Holmes Master Issuer PLC floater Series 2007-1 Class 3C2, 1.405% 7/15/40 (g)	EUR	150,000	206,655
Storm BV Series 2010-1 Class A2, 1.876% 3/22/52 (g)	EUR	500,000	691,388
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,645,806)			2,760,074
Commercial Mortgage Securities - 0.2%

France - 0.0%
FCC Proudreed Properties Class A, 1.126% 8/18/17 (g)	EUR	163,417	197,827
Ireland - 0.1%
German Residential Asset Note Distributor PLC Series 1 Class A, 1.24% 7/20/16 (g)	EUR	169,388	203,778
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 1.826% 7/22/43 (g)	EUR	100,000	84,837
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1:
Class A2, 0.9473% 4/19/21 (g)	GBP	150,000	$ 211,484
Class B, 1.1173% 4/19/21 (g)	GBP	100,000	140,601
London & Regional Debt Securitisation No. 1 PLC Class A, 0.9498% 10/15/14 (g)	GBP	100,000	148,079
REC Plantation Place Ltd. Series 5 Class A, 0.9673% 7/25/16 (Reg. S) (g)	GBP	96,946	135,130
TOTAL UNITED KINGDOM			635,294
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,252,916)			1,121,736
Supranational Obligations - 0.0%

Eurasian Development Bank 7.375% 9/29/14 (Reg. S) (Cost $200,000)		200,000	219,500
Fixed-Income Funds - 1.9%
	Shares
Fidelity High Income Central Fund 1 (h) (Cost $10,227,547)	108,657	10,635,391
Preferred Securities - 0.0%
	Principal Amount (d)
Germany - 0.0%
BayernLB Capital Trust I 6.2032% (g) (Cost $320,606)	$ 400,000	233,401
Equity Central Funds - 2.8%
	Shares
Fidelity Emerging Markets Equity Central Fund (h) (Cost $10,753,577)	75,000	16,045,500
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.23% (b)	14,838,279	14,838,279
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	744,300	744,300
TOTAL MONEY MARKET FUNDS (Cost $15,582,579)		15,582,579
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.22%, dated 10/29/10 due 11/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $46,000)	$ 46,001	$ 46,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $486,091,383)		564,137,994
NET OTHER ASSETS (LIABILITIES) - 0.5%		2,825,423
NET ASSETS - 100%		$ 566,963,417
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,912,487 or 0.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$46,000 due 11/01/10 at 0.22%
BNP Paribas Securities Corp.	$ 7,665
Barclays Capital, Inc.	11,491
Credit Agricole Securities (USA), Inc.	1,981
Credit Suisse Securities (USA) LLC	2,118
Deutsche Bank Securities, Inc.	3,554
HSBC Securities (USA), Inc.	3,554
J.P. Morgan Securities, Inc.	9,477
Mizuho Securities USA, Inc.	2,369
Societe Generale, New York Branch	2,369
UBS Securities LLC	1,185
Wells Fargo Securities LLC	237
$ 46,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,348
Fidelity Emerging Markets Equity Central Fund	137,161
Fidelity High Income Central Fund 1	168,348
Fidelity Securities Lending Cash Central Fund	43,931
Total	$ 384,788
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ 16,816,665	$ 14,900,171	$ 18,849,075	$ 16,045,500	3.5%
Fidelity High Income Central Fund 1	-	10,227,559	-	10,635,391	1.7%
Total	$ 16,816,665	$ 25,127,730	$ 18,849,075	$ 26,680,891
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 142,650,697	$ 142,650,697	$ -	$ -
Japan	32,253,860	9,826,980	22,426,880	-
United Kingdom	27,801,847	20,020,782	7,781,065	-
Canada	19,603,115	19,603,115	-	-
Germany	12,956,161	10,047,585	2,908,576	-
Australia	12,216,688	10,500,275	1,716,413	-
France	12,137,588	12,137,588	-	-
Switzerland	10,403,969	6,779,939	3,624,030	-
Spain	4,504,324	2,396,887	2,107,437	-
Other	37,755,888	32,335,141	5,420,747	-
Corporate Bonds	68,678,136	-	68,678,136	-
Government Obligations	135,417,319	-	135,417,319	-
Asset-Backed Securities	1,114,221	-	1,114,221	-
Collateralized Mortgage Obligations	2,760,074	-	2,760,074	-
Commercial Mortgage Securities	1,121,736	-	1,121,736	-
Supranational Obligations	219,500	-	219,500	-
Fixed-Income Funds	10,635,391	10,635,391	-	-
Preferred Securities	233,401	-	233,401	-
Equity Central Funds	16,045,500	16,045,500	-	-
Money Market Funds	15,582,579	15,582,579	-	-
Cash Equivalents	46,000	-	46,000	-
Total Investments in Securities:	$ 564,137,994	$ 308,562,459	$ 255,575,535	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 169,346
Total Realized Gain (Loss)	(459,389)
Total Unrealized Gain (Loss)	552,087
Cost of Purchases	-
Proceeds of Sales	(265,580)
Amortization/Accretion	3,536
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	3.5%
AAA,AA,A	28.0%
BBB	4.3%
BB	1.1%
B	1.1%
CCC,CC,C	0.1%
Not Rated	0.6%
Equities	57.9%
Short-Term Investments and Net Other Assets	3.4%
100.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $53,408,638 of which $23,790,891 and $29,617,747 will expire on October 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2010

Assets
Investment in securities, at value (including securities loaned of $701,527 and repurchase agreements of $46,000) - See accompanying schedule: Unaffiliated issuers (cost $449,527,680)	$ 521,874,524
Fidelity Central Funds (cost $36,563,703)	42,263,470
Total Investments (cost $486,091,383)		$ 564,137,994
Foreign currency held at value (cost $218,468)		218,371
Receivable for investments sold		14,844,388
Receivable for fund shares sold		1,047,835
Dividends receivable		476,404
Interest receivable		1,897,482
Distributions receivable from Fidelity Central Funds		65,892
Other receivables		34,772
Total assets		582,723,138

Liabilities
Payable to custodian bank	$ 844,630
Payable for investments purchased	13,227,788
Payable for fund shares redeemed	341,530
Accrued management fee	330,048
Distribution and service plan fees payable	10,521
Other affiliated payables	120,581
Other payables and accrued expenses	140,323
Collateral on securities loaned, at value	744,300
Total liabilities		15,759,721

Net Assets		$ 566,963,417
Net Assets consist of:
Paid in capital		$ 537,598,076
Undistributed net investment income		5,169,954
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(53,973,008)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		78,168,395
Net Assets		$ 566,963,417

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,096,142 ÷ 507,107 shares)	$ 21.88

Maximum offering price per share (100/94.25 of $21.88)	$ 23.21
Class T: Net Asset Value and redemption price per share ($5,344,605 ÷ 245,058 shares)	$ 21.81

Maximum offering price per share (100/96.50 of $21.81)	$ 22.60
Class B: Net Asset Value and offering price per share ($2,199,463 ÷ 101,446 shares)A	$ 21.68

Class C: Net Asset Value and offering price per share ($5,463,109 ÷ 252,301 shares)A	$ 21.65

Global Balanced: Net Asset Value, offering price and redemption price per share ($542,319,309 ÷ 24,657,954 shares)	$ 21.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($540,789 ÷ 24,597 shares)	$ 21.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2010

Investment Income
Dividends		$ 4,704,300
Interest		6,019,044
Income from Fidelity Central Funds		384,788
Income before foreign taxes withheld		11,108,132
Less foreign taxes withheld		(294,862)
Total income		10,813,270

Expenses
Management fee	$ 3,421,098
Transfer agent fees	1,098,127
Distribution and service plan fees	81,971
Accounting and security lending fees	249,471
Custodian fees and expenses	386,880
Independent trustees' compensation	1,697
Registration fees	112,363
Audit	71,818
Legal	2,406
Miscellaneous	9,682
Total expenses before reductions	5,435,513
Expense reductions	(140,182)	5,295,331
Net investment income (loss)		5,517,939
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,624,935
Fidelity Central Funds	4,010,420
Foreign currency transactions	(198,402)
Total net realized gain (loss)		19,436,953
Change in net unrealized appreciation (depreciation) on: Investment securities	41,182,211
Assets and liabilities in foreign currencies	73,324
Total change in net unrealized appreciation (depreciation)		41,255,535
Net gain (loss)		60,692,488
Net increase (decrease) in net assets resulting from operations		$ 66,210,427

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,517,939	$ 5,756,545
Net realized gain (loss)	19,436,953	(25,649,588)
Change in net unrealized appreciation (depreciation)	41,255,535	84,635,165
Net increase (decrease) in net assets resulting from operations	66,210,427	64,742,122
Distributions to shareholders from net investment income	(5,069,332)	(7,712,596)
Distributions to shareholders from net realized gain	(1,661,467)	(3,450,371)
Total distributions	(6,730,799)	(11,162,967)
Share transactions - net increase (decrease)	82,336,500	26,258,176
Redemption fees	14,128	16,684
Total increase (decrease) in net assets	141,830,256	79,854,015

Net Assets
Beginning of period	425,133,161	345,279,146
End of period (including undistributed net investment income of $5,169,954 and undistributed net investment income of $4,730,308, respectively)	$ 566,963,417	$ 425,133,161

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.17	.12
Net realized and unrealized gain (loss)	2.43	4.39
Total from investment operations	2.60	4.51
Distributions from net investment income	(.23)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.31)	-
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 21.88	$ 19.59
Total Return B,C,D	13.40%	29.91%
Ratios to Average Net Assets F,I
Expenses before reductions	1.43%	1.47% A
Expenses net of fee waivers, if any	1.43%	1.47% A
Expenses net of all reductions	1.41%	1.46% A
Net investment income (loss)	.83%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,096	$ 2,912
Portfolio turnover rate G	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.13	.11
Net realized and unrealized gain (loss)	2.42	4.37
Total from investment operations	2.55	4.48
Distributions from net investment income	(.23)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.30) K	-
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 21.81	$ 19.56
Total Return B,C,D	13.17%	29.71%
Ratios to Average Net Assets F,I
Expenses before reductions	1.62%	1.69% A
Expenses net of fee waivers, if any	1.62%	1.69% A
Expenses net of all reductions	1.60%	1.68% A
Net investment income (loss)	.64%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,345	$ 981
Portfolio turnover rate G	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.02	.05
Net realized and unrealized gain (loss)	2.41	4.35
Total from investment operations	2.43	4.40
Distributions from net investment income	(.16)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.23) K	-
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 21.68	$ 19.48
Total Return B,C,D	12.58%	29.18%
Ratios to Average Net Assets F,I
Expenses before reductions	2.18%	2.21% A
Expenses net of fee waivers, if any	2.18%	2.21% A
Expenses net of all reductions	2.16%	2.20% A
Net investment income (loss)	.08%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,199	$ 526
Portfolio turnover rate G	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.03	.05
Net realized and unrealized gain (loss)	2.40	4.36
Total from investment operations	2.43	4.41
Distributions from net investment income	(.20)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.27) K	-
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 21.65	$ 19.49
Total Return B,C,D	12.58%	29.24%
Ratios to Average Net Assets F,I
Expenses before reductions	2.12%	2.20% A
Expenses net of fee waivers, if any	2.12%	2.20% A
Expenses net of all reductions	2.10%	2.19% A
Net investment income (loss)	.14%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,463	$ 827
Portfolio turnover rate G	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global Balanced

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.62	$ 16.94	$ 25.40	$ 23.08	$ 21.95
Income from Investment Operations
Net investment income (loss) B	.24	.28	.40	.35	.28
Net realized and unrealized gain (loss)	2.43	2.95	(6.70)	4.27	2.66
Total from investment operations	2.67	3.23	(6.30)	4.62	2.94
Distributions from net investment income	(.23)	(.38)	(.33)	(.20)	(.14)
Distributions from net realized gain	(.08)	(.17)	(1.83)	(2.10)	(1.67)
Total distributions	(.30) G	(.55)	(2.16)	(2.30)	(1.81)
Redemption fees added to paid in capital B,F	-	-	-	-	-
Net asset value, end of period	$ 21.99	$ 19.62	$ 16.94	$ 25.40	$ 23.08
Total Return A	13.76%	19.86%	(26.96)%	21.83%	14.23%
Ratios to Average Net Assets C,E
Expenses before reductions	1.11%	1.24%	1.13%	1.14%	1.18%
Expenses net of fee waivers, if any	1.10%	1.23%	1.13%	1.14%	1.18%
Expenses net of all reductions	1.08%	1.21%	1.11%	1.12%	1.14%
Net investment income (loss)	1.16%	1.61%	1.88%	1.55%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 542,319	$ 419,747	$ 345,279	$ 371,262	$ 260,144
Portfolio turnover rate D	178%	252%	264%	169%	208%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.23	.21
Net realized and unrealized gain (loss)	2.44	4.35
Total from investment operations	2.67	4.56
Distributions from net investment income	(.25)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.32) J	-
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 21.99	$ 19.64
Total Return B,C	13.75%	30.24%
Ratios to Average Net Assets E,H
Expenses before reductions	1.14%	1.12% A
Expenses net of fee waivers, if any	1.14%	1.12% A
Expenses net of all reductions	1.12%	1.10% A
Net investment income (loss)	1.12%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 541	$ 140
Portfolio turnover rate F	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2010

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Equity Central Fund	FMR Co., Inc. (FMRC)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 79,895,748
Gross unrealized depreciation	(4,637,644)
Net unrealized appreciation (depreciation)	$ 75,258,104

Tax Cost	$ 488,879,890

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 7,394,225
Capital loss carryforward	$ (53,408,638)
Net unrealized appreciation (depreciation)	$ 75,379,888

The tax character of distributions paid was as follows:

	October 31, 2010	October 31, 2009
Ordinary Income	$ 6,730,799	$ 11,162,967

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $850,777,172 and $774,736,555, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 17,587	$ 3,854
Class T	.25%	.25%	18,118	157
Class B	.75%	.25%	13,987	10,635
Class C	.75%	.25%	32,279	24,504
			$ 81,971	$ 39,150

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 22,638
Class T	4,913
Class B*	4,416
Class C*	679
$ 32,646

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Class A	$ 21,130.30
Class T	8,869.24
Class B	4,243.30
Class C	7,975.25
Global Balanced	1,055,194.23
Institutional Class	716.26
	$ 1,098,127

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12,494 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,852 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Annual Report

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM. Total security lending income during the period amounted to $43,931.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Global Balanced's operating expenses. During the period, this reimbursement reduced the class' expenses by $44,590.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $95,592 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2010	2009
From net investment income
Class A	$ 37,066	$ -
Class T	19,617	-
Class B	5,099	-
Class C	12,311	-
Global Balanced	4,993,111	7,712,596
Institutional Class	2,128	-
Total	$ 5,069,332	$ 7,712,596
From net realized gain
Class A	$ 11,880	$ -
Class T	6,510	-
Class B	2,421	-
Class C	4,711	-
Global Balanced	1,635,301	3,450,371
Institutional Class	644	-
Total	$ 1,661,467	$ 3,450,371

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2010	2009 A	2010	2009 A
Class A
Shares sold	427,541	153,196	$ 8,603,228	$ 2,896,084
Reinvestment of distributions	2,259	-	45,687	-
Shares redeemed	(71,342)	(4,547)	(1,433,321)	(85,646)
Net increase (decrease)	358,458	148,649	$ 7,215,594	$ 2,810,438
Class T
Shares sold	248,501	54,070	$ 4,999,816	$ 984,801
Reinvestment of distributions	1,267	-	25,580	-
Shares redeemed	(54,884)	(3,896)	(1,101,753)	(69,740)
Net increase (decrease)	194,884	50,174	$ 3,923,643	$ 915,061
Class B
Shares sold	90,883	27,777	$ 1,821,383	$ 492,520
Reinvestment of distributions	338	-	6,820	-
Shares redeemed	(16,760)	(792)	(335,882)	(15,439)
Net increase (decrease)	74,461	26,985	$ 1,492,321	$ 477,081
Class C
Shares sold	253,473	42,502	$ 5,103,430	$ 795,402
Reinvestment of distributions	781	-	15,720	-
Shares redeemed	(44,403)	(52)	(878,835)	(992)
Net increase (decrease)	209,851	42,450	$ 4,240,315	$ 794,410
Global Balanced
Shares sold	10,255,268	9,057,083	$ 206,039,448	$ 156,832,268
Reinvestment of distributions	311,787	673,127	6,316,797	10,621,946
Shares redeemed	(7,304,145)	(8,714,065)	(147,245,863)	(146,302,628)
Net increase (decrease)	3,262,910	1,016,145	$ 65,110,382	$ 21,151,586
Institutional Class
Shares sold	23,215	7,124	$ 472,840	$ 109,600
Reinvestment of distributions	133	-	2,697	-
Shares redeemed	(5,875)	-	(121,292)	-
Net increase (decrease)	17,473	7,124	$ 354,245	$ 109,600

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Balanced Fund (a fund of Fidelity Charles Street Trust) at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 17, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Global Balanced Fund	12/13/10	12/10/10	$0.213	$0.107

A total of 3.14% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Global Balanced Fund designates 50% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Global Balanced Fund	12/07/09	$0.243	$0.0087

The fund will notify shareholders in January 2011of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for the retail class, as well as the fund's relative investment performance for the retail class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The Advisor Classes of the fund had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the retail class of the fund. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Fidelity Global Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period, the first quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 38% means that 62% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Global Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked above its competitive median for the period. The Board also noted that the majority of funds in the fund's Total Mapped Group are domestic funds, which generally have lower expenses than international and global funds. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Company
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

GBL-UANN-1210
1.848649.103

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM

Global Balanced

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Global Balanced Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2010	Past 1 year	Past 5 years	Past 10 years
Class A (incl. sales charge)A	6.88%	5.39%	5.58%
Class T (incl. sales charge)B	9.20%	5.81%	5.79%
Class B (incl. contingent deferred sales charge) C	7.58%	6.06%	6.07%
Class C (incl. contingent deferred sales charge) D	11.58%	6.38%	6.08%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity Global Balanced Fund, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity Global Balanced Fund, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity Global Balanced Fund, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity Global Balanced Fund, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Global Balanced Fund - Class A on October 31, 2000, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the MSCI® World Index performed over the same period. The initial offering of Class A took place on February 19, 2009. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Developed-markets equities rode a wave of volatility during the 12 months ending October 31, 2010, en route to producing above-average gains. Stocks posted solid advances in the first half of the period, despite growing concerns about the Greece-led European debt crisis. Sentiment turned decidedly negative in May and June, however, and the market suffered a precipitous decline. These losses were more than offset during the last four months of the period, when signs of economic growth and subsiding debt fears helped propel developed-world stocks about 18%. For the full year, the MSCI® World Index gained 13.15%, boosted in part by a generally depreciating U.S. dollar. Within the index, Canada and the United States were standouts, returning 23% and 17%, respectively. U.S. stocks - which comprised almost half of the index - were lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. The Pacific Basin ex-Japan segment rose 15% for the period, aided in part by solid results from Hong Kong. Elsewhere, the U.K. returned 13%, while the remainder of Europe rose just 7%, held back mainly by debt-riddled Spain and Italy, as well as lagging major constituent France. Japan advanced only 5%, a result of that nation's continued weak economy. Meanwhile, fixed-income markets around the globe - as measured by the Citigroup® World Government Bond Index - gained 6.35%.

Comments from Ruben Calderon and Geoff Stein, Lead Co-Portfolio Managers of Fidelity AdvisorSM Global Balanced Fund: For the year, the fund's Class A, Class T, Class B and Class C shares gained 13.40%, 13.17%, 12.58% and 12.58%, respectively (excluding sales charges), handily outpacing the 10.82% return of the Fidelity Global Balanced Composite Index - a 60%/40% blend of the MSCI World Index and the Citigroup World Government Bond Index. Fund performance was boosted by an overall overweighting versus the Composite benchmark in equities and corresponding underweighting in investment-grade bonds, particularly during the first half of the period. Within the equity subportfolio, we overweighted emerging-markets and U.S. stocks, which proved beneficial. Security selection was overwhelmingly positive for the period, as all of our equity subportfolios outpaced their respective benchmarks. Our strongest contributor was the U.S. subportfolio, followed by the Europe sleeve and the emerging-markets subportfolio, the latter of which boasted the largest gain for the period. Elsewhere, the developed-country debt sleeve produced a high-single-digit advance, beating its benchmark by a sizable margin. This segment made a considerable contribution to total relative performance, bolstered in part by its exposure to corporate bonds - particularly within Japan - which flourished as riskier assets came into favor during the period.

Comments from Ruben Calderon and Geoff Stein, Lead Co-Portfolio Managers of Fidelity AdvisorSM Global Balanced Fund: For the year, the fund's Institutional Class shares gained 13.75%, handily outpacing the 10.82% return of the Fidelity Global Balanced Composite Index - a 60%/40% blend of the MSCI World Index and the Citigroup World Government Bond Index. Fund performance was boosted by an overall overweighting versus the Composite benchmark in equities and corresponding underweighting in investment-grade bonds, particularly during the first half of the period. Within the equity subportfolio, we overweighted emerging-markets and U.S. stocks, which proved beneficial. Security selection was overwhelmingly positive for the period, as all of our equity subportfolios outpaced their respective benchmarks. Our strongest contributor was the U.S. subportfolio, followed by the Europe sleeve and the emerging-markets subportfolio, the latter of which boasted the largest gain for the period. Elsewhere, the developed-country debt sleeve produced a high-single-digit advance, beating its benchmark by a sizable margin. This segment made a considerable contribution to total relative performance, bolstered in part by its exposure to corporate bonds - particularly within Japan - which flourished as riskier assets came into favor during the period.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 to October 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period* May 1, 2010 to October 31, 2010
Class A	1.41%
Actual		$ 1,000.00	$ 1,057.50	$ 7.31
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class T	1.61%
Actual		$ 1,000.00	$ 1,056.70	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,017.09	$ 8.19
Class B	2.17%
Actual		$ 1,000.00	$ 1,053.40	$ 11.23
HypotheticalA		$ 1,000.00	$ 1,014.27	$ 11.02
Class C	2.11%
Actual		$ 1,000.00	$ 1,054.00	$ 10.92
HypotheticalA		$ 1,000.00	$ 1,014.57	$ 10.71
Global Balanced	1.07%
Actual		$ 1,000.00	$ 1,059.20	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45
Institutional Class	1.16%
Actual		$ 1,000.00	$ 1,059.20	$ 6.02
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of October 31, 2010
United States of America 36.1%
Japan 18.2%
United Kingdom 8.4%
Germany 6.5%
France 5.9%
Canada 4.4%
Australia 2.8%
Switzerland 1.9%
Netherlands 1.4%
Other 14.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2010
United States of America 39.5%
Japan 17.0%
United Kingdom 8.6%
Germany 5.5%
Canada 3.8%
France 3.7%
Australia 3.4%
Switzerland 2.1%
Netherlands 1.6%
Other 14.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	57.9	65.1
Bonds	38.5	33.1
Convertible Securities	0.1	0.0
Other Investments	0.1	0.0
Short-Term Investments and Net Other Assets	3.4	1.8
Top Five Stocks as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Union Pacific Corp. (United States of America)	1.5	1.7
Cummins, Inc. (United States of America)	1.3	1.4
Exxon Mobil Corp. (United States of America)	1.1	0.0
Apple, Inc. (United States of America)	1.1	1.4
Estee Lauder Companies, Inc. Class A (United States of America)	1.0	0.5
	6.0
Top Five Bond Issuers as of October 31, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	10.3	8.2
German Federal Republic	3.9	2.9
U.S. Treasury Obligations	3.3	2.8
French Republic	2.7	0.2
Canadian Government	0.5	0.2
	20.7
Market Sectors as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.9	21.9
Industrials	10.6	12.1
Consumer Discretionary	9.9	10.3
Information Technology	9.7	9.9
Energy	6.3	6.4
Health Care	5.9	6.5
Materials	5.8	4.7
Consumer Staples	3.9	3.6
Telecommunication Services	2.3	1.8
Utilities	1.4	1.6

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments October 31, 2010

Showing Percentage of Net Assets

Common Stocks - 54.1%
	Shares	Value
Australia - 2.2%
AMP Ltd.	139,703	$ 730,833
BHP Billiton Ltd.	41,534	1,716,413
Coca-Cola Amatil Ltd.	45,515	542,645
Commonwealth Bank of Australia	26,192	1,254,725
Computershare Ltd.	23,460	232,584
Crown Ltd.	47,584	388,308
CSL Ltd.	23,709	762,527
Fosters Group Ltd.	74,353	425,385
Harvey Norman Holdings Ltd.	79,035	257,831
Macquarie Group Ltd.	13,806	489,607
Metcash Ltd.	86,698	371,160
National Australia Bank Ltd.	42,045	1,048,682
QBE Insurance Group Ltd.	22,359	376,311
Ramsay Health Care Ltd.	44,875	688,002
Rio Tinto Ltd.	10,298	834,213
Suncorp-Metway Ltd.	44,544	401,465
Wesfarmers Ltd.	26,990	876,247
Woolworths Ltd.	29,516	819,750
TOTAL AUSTRALIA		12,216,688
Austria - 0.1%
Erste Bank AG	14,200	640,771
Bailiwick of Jersey - 0.4%
Experian PLC	64,900	754,372
Randgold Resources Ltd. sponsored ADR	7,200	676,224
Shire PLC	29,157	684,145
TOTAL BAILIWICK OF JERSEY		2,114,741
Belgium - 0.5%
Ageas	183,500	564,026
Anheuser-Busch InBev SA NV	21,925	1,373,907
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	39
Umicore SA	17,864	840,659
TOTAL BELGIUM		2,778,631
Bermuda - 0.2%
Huabao International Holdings Ltd.	247,000	372,193
Li & Fung Ltd.	128,000	676,226
TOTAL BERMUDA		1,048,419
Brazil - 0.1%
Cia Hering SA	2,000	98,460
Common Stocks - continued
	Shares	Value
Brazil - continued
Drogasil SA	3,000	$ 75,882
Hypermarcas SA (a)	5,000	82,295
Lojas Renner SA	2,000	79,003
Natura Cosmeticos SA	2,000	57,254
TOTAL BRAZIL		392,894
British Virgin Islands - 0.3%
Playtech Ltd.	39,579	283,925
UTI Worldwide, Inc.	88,000	1,691,360
TOTAL BRITISH VIRGIN ISLANDS		1,975,285
Canada - 3.5%
Agnico-Eagle Mines Ltd. (Canada)	1,500	116,335
Agrium, Inc.	10,200	902,289
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	7,800	185,230
ARC Energy Trust unit	1,000	21,139
Astral Media, Inc. Class A (non-vtg.)	1,300	52,133
Bank of Montreal	7,800	460,627
Bank of Nova Scotia	12,400	664,681
Barrick Gold Corp.	10,300	496,064
Baytex Energy Trust	4,800	178,841
BCE, Inc.	11,600	389,093
Bombardier, Inc. Class B (sub. vtg.)	18,000	89,656
Brookfield Asset Management, Inc. Class A	6,700	198,918
Brookfield Properties Corp.	6,800	117,478
Cameco Corp.	4,700	145,392
Canadian Imperial Bank of Commerce	6,100	467,892
Canadian National Railway Co.	7,800	505,214
Canadian Natural Resources Ltd.	5,200	189,309
Cenovus Energy, Inc.	9,500	264,349
CGI Group, Inc. Class A (sub. vtg.) (a)	4,200	64,612
Crescent Point Energy Corp.	3,500	138,641
Detour Gold Corp. (a)	15,200	443,973
Dollarama, Inc.	28,400	748,497
Eldorado Gold Corp.	11,100	187,957
Enbridge, Inc.	9,700	536,501
EnCana Corp.	400	11,299
Finning International, Inc.	7,000	164,585
First Quantum Minerals Ltd.	5,600	490,377
Gildan Activewear, Inc. (a)	5,000	144,083
Goldcorp, Inc.	23,000	1,026,983
Grande Cache Coal Corp. (a)	11,100	76,184
Common Stocks - continued
	Shares	Value
Canada - continued
IAMGOLD Corp.	3,500	$ 63,864
IESI-BFC Ltd.	3,900	91,277
Imperial Oil Ltd.	3,400	130,746
Intact Financial Corp.	4,200	190,213
Ivanhoe Mines Ltd. (a)	3,400	81,408
Keyera Facilities Income Fund	26,423	819,971
MacDonald Dettwiler & Associates Ltd. (a)	3,700	184,329
Magna International, Inc. Class A (sub. vtg.)	9,500	859,182
Metro, Inc. Class A (sub. vtg.)	3,000	137,661
National Bank of Canada	2,300	151,386
Niko Resources Ltd.	3,800	362,526
Open Text Corp. (a)	8,500	376,037
Osisko Mining Corp. (a)	2,500	34,660
Pacific Rubiales Energy Corp. (a)	3,500	111,565
Petrobank Energy & Resources Ltd. (a)	7,700	306,445
Potash Corp. of Saskatchewan, Inc.	3,900	564,026
Quebecor, Inc. Class B (sub. vtg.)	4,700	169,539
Research In Motion Ltd. (a)	6,700	381,565
Rogers Communications, Inc. Class B (non-vtg.)	5,450	198,570
Royal Bank of Canada	15,800	842,594
Suncor Energy, Inc.	21,372	684,809
SXC Health Solutions Corp. (a)	7,600	296,727
Talisman Energy, Inc.	31,600	572,884
Teck Resources Ltd. Class B (sub. vtg.)	8,600	384,508
TELUS Corp.	4,200	186,136
Toronto-Dominion Bank	10,600	763,379
Uranium One, Inc. (a)	131,400	537,247
Valeant Pharmaceuticals International, Inc.	20,800	575,523
Yamana Gold, Inc.	6,000	66,006
TOTAL CANADA		19,603,115
Cayman Islands - 0.2%
China Medical System Holding Ltd. (a)	30,200	19,286
Evergreen International Holdings Ltd. (a)	35,000	20,771
Hengdeli Holdings Ltd.	1,052,000	583,596
Herbalife Ltd.	4,000	255,440
TOTAL CAYMAN ISLANDS		879,093
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	3,800	418,038
BYD Co. Ltd. (H Shares)	100,000	609,579
Changyou.com Ltd. (A Shares) ADR (a)	13,800	468,786
Common Stocks - continued
	Shares	Value
China - continued
China Merchants Bank Co. Ltd. (H Shares)	193,500	$ 549,202
Focus Media Holding Ltd. ADR (a)	16,400	405,900
Home Inns & Hotels Management, Inc. sponsored ADR (a)	5,400	276,264
Tencent Holdings Ltd.	35,700	817,513
TOTAL CHINA		3,545,282
Denmark - 0.6%
Carlsberg AS Series B	7,000	765,427
Novo Nordisk AS Series B	18,949	1,989,309
Novozymes AS Series B	4,000	532,925
Pandora A/S	5,900	286,242
TOTAL DENMARK		3,573,903
Finland - 0.2%
Nokia Corp.	94,556	1,015,218
France - 2.1%
Accor SA	18,135	743,518
Alstom SA	9,210	464,681
Atos Origin SA (a)	12,738	588,890
BNP Paribas SA	20,336	1,486,983
Essilor International SA	5,363	358,043
Iliad Group SA	6,645	748,016
L'Oreal SA	9,000	1,056,445
LVMH Moet Hennessy - Louis Vuitton	8,116	1,271,593
Natixis SA (a)	142,600	874,440
PPR SA	4,500	737,608
Publicis Groupe SA	13,400	667,320
Remy Cointreau SA	5,491	385,537
Safran SA	20,400	646,624
Schneider Electric SA	6,524	925,938
Societe Generale Series A	8,401	502,944
Vallourec SA	6,544	679,008
TOTAL FRANCE		12,137,588
Germany - 1.3%
Bayerische Motoren Werke AG (BMW)	21,549	1,544,494
Fresenius Medical Care AG & Co. KGaA	8,900	566,811
Linde AG	4,266	614,072
MAN SE	11,933	1,311,730
PSI AG	22,000	483,362
Rheinmetall AG	7,600	547,363
SAP AG	11,680	608,968
Common Stocks - continued
	Shares	Value
Germany - continued
Siemens AG	15,172	$ 1,732,797
Software AG (Bearer)	1,500	210,179
TOTAL GERMANY		7,619,776
Hong Kong - 0.1%
Hong Kong Exchanges and Clearing Ltd.	24,000	528,224
SJM Holdings Ltd.	226,000	335,884
TOTAL HONG KONG		864,108
India - 0.1%
Larsen & Toubro Ltd.	4,000	182,994
LIC Housing Finance Ltd.	7,000	211,706
Reliance Industries Ltd.	7,000	173,125
TOTAL INDIA		567,825
Ireland - 0.1%
James Hardie Industries NV unit (a)	56,847	300,170
Ryanair Holdings PLC sponsored ADR	5,000	163,150
TOTAL IRELAND		463,320
Isle of Man - 0.1%
Genting International PLC (a)	388,000	650,514
Italy - 0.2%
Mediaset SpA	82,500	608,412
Saipem SpA	15,394	683,940
TOTAL ITALY		1,292,352
Japan - 5.7%
All Nippon Airways Ltd. (a)	160,000	605,245
Asahi Glass Co. Ltd.	7,000	67,149
Asahi Kasei Corp.	95,000	558,876
Astellas Pharma, Inc.	16,300	606,391
Canon, Inc.	6,100	280,803
Chuo Mitsui Trust Holdings, Inc.	272,000	981,254
CyberAgent, Inc.	173	287,438
Daicel Chemical Industries Ltd.	34,000	236,610
Daiwa House Industry Co. Ltd.	154,000	1,659,562
Denso Corp.	24,900	774,343
Exedy Corp.	27,300	854,249
Fuji Oil Co. Ltd.	15,400	221,422
Fujifilm Holdings Corp.	38,400	1,281,086
Fujitsu Ltd.	186,000	1,268,791
GREE, Inc.	56,800	717,147
Common Stocks - continued
	Shares	Value
Japan - continued
Hitachi Transport System Ltd.	19,400	$ 301,355
Honda Motor Co. Ltd.	44,200	1,593,356
Japan Tobacco, Inc.	120	372,802
JX Holdings, Inc. (a)	104,980	617,069
Kao Corp.	18,900	480,381
Kuraray Co. Ltd.	59,800	856,471
Lawson, Inc.	13,700	623,114
Makita Corp.	4,800	168,808
Marui Group Co. Ltd.	17,800	139,877
Mitsubishi Corp.	25,700	617,306
Mitsubishi Electric Corp.	15,000	140,582
Mitsubishi UFJ Financial Group, Inc.	215,500	1,000,136
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,350	145,523
Mitsui & Co. Ltd.	71,200	1,119,792
MS&AD Insurance Group Holdings, Inc.	38,300	917,549
NHK Spring Co. Ltd.	43,000	364,968
Nichi-iko Pharmaceutical Co. Ltd.	13,800	486,696
Nippon Television Network Corp.	2,660	351,383
Nippon Yusen KK	88,000	369,147
NOK Corp.	24,400	435,725
Nomura Holdings, Inc.	79,800	410,075
NTT DoCoMo, Inc.	573	965,892
Obayashi Corp.	35,000	142,602
Oriental Land Co. Ltd.	4,700	455,573
ORIX Corp.	9,900	903,020
Osaka Securities Exchange Co. Ltd.	11	55,362
Rakuten, Inc.	1,041	802,063
Santen Pharmaceutical Co. Ltd.	12,400	428,075
Sega Sammy Holdings, Inc.	16,800	274,328
Shin-Etsu Chemical Co., Ltd.	3,100	156,755
SMC Corp.	3,700	565,552
SOFTBANK CORP.	22,700	729,011
Sony Corp.	25,400	858,190
Sumitomo Electric Industries Ltd.	23,300	296,487
Sumitomo Heavy Industries Ltd.	200,000	1,136,748
Sumitomo Metal Mining Co. Ltd.	36,000	572,879
Sumitomo Rubber Industries Ltd.	39,400	424,504
Tokai Carbon Co. Ltd.	99,000	583,735
Tokyo Electron Ltd.	2,800	157,985
Toyota Motor Corp.	9,900	350,661
Common Stocks - continued
	Shares	Value
Japan - continued
Uni-Charm Corp.	2,800	$ 106,996
West Japan Railway Co.	101	374,961
TOTAL JAPAN		32,253,860
Korea (South) - 0.0%
Kia Motors Corp.	2,000	79,858
Netherlands - 0.7%
AEGON NV (a)	79,900	506,260
ASML Holding NV (Netherlands)	17,900	593,233
CNH Global NV (a)	11,000	436,590
ING Groep NV (Certificaten Van Aandelen) unit (a)	57,200	611,811
LyondellBasell Industries NV Class A (a)	43,000	1,154,980
Randstad Holdings NV (a)	12,658	602,364
TOTAL NETHERLANDS		3,905,238
Norway - 0.4%
Aker Solutions ASA	21,400	325,786
DnB NOR ASA	46,800	642,179
Storebrand ASA (A Shares) (a)	96,500	701,767
Telenor ASA	24,200	390,096
TOTAL NORWAY		2,059,828
Papua New Guinea - 0.1%
Oil Search Ltd.	82,475	515,483
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	72,240	331,016
Russia - 0.3%
Magnit OJSC GDR (Reg. S)	18,200	486,668
Mechel Steel Group OAO sponsored ADR	19,800	466,290
OJSC MMC Norilsk Nickel sponsored ADR	25,600	477,440
Uralkali JSC GDR (Reg. S)	19,300	477,675
TOTAL RUSSIA		1,908,073
Singapore - 0.3%
CapitaLand Ltd.	95,500	287,024
Keppel Corp. Ltd.	69,000	532,040
Mapletree Industrial (REIT) (a)	137,000	113,258
Singapore Exchange Ltd.	73,000	496,330
Singapore Telecommunications Ltd.	148,000	353,334
TOTAL SINGAPORE		1,781,986
Common Stocks - continued
	Shares	Value
South Africa - 0.1%
Clicks Group Ltd.	129,132	$ 842,440
Spain - 0.8%
Banco Santander SA	164,229	2,107,437
Gestevision Telecinco SA	111,600	1,423,350
Inditex SA	11,659	973,537
TOTAL SPAIN		4,504,324
Sweden - 0.7%
Elekta AB (B Shares)	7,400	279,981
H&M Hennes & Mauritz AB (B Shares)	31,076	1,094,841
Modern Times Group MTG AB (B Shares)	7,300	523,442
Sandvik AB	44,900	676,699
SKF AB (B Shares)	14,900	384,676
Swedbank AB (A Shares) (a)	59,046	824,060
TOTAL SWEDEN		3,783,699
Switzerland - 1.8%
Clariant AG (Reg.) (a)	31,020	524,379
Compagnie Financiere Richemont SA Series A	18,448	919,823
Julius Baer Group Ltd.	9,090	383,602
Nestle SA	33,549	1,837,041
Novartis AG	40,014	2,317,814
Schindler Holding AG (participation certificate)	6,356	681,219
Syngenta AG sponsored ADR	25,000	1,384,500
The Swatch Group AG (Bearer)	2,050	783,263
Transocean Ltd. (a)	4,200	266,112
UBS AG (a)	76,916	1,306,216
TOTAL SWITZERLAND		10,403,969
Turkey - 0.1%
Boyner Buyuk Magazacilik AS (a)	99,000	230,538
Turkiye Garanti Bankasi AS	84,000	515,373
TOTAL TURKEY		745,911
United Kingdom - 4.9%
Aegis Group PLC	128,302	258,388
AstraZeneca PLC (United Kingdom)	11,826	594,796
BG Group PLC	70,921	1,381,125
BHP Billiton PLC	21,520	762,251
BP PLC	178,100	1,210,424
BP PLC sponsored ADR	45,800	1,870,014
British Airways PLC (a)(e)	179,400	778,061
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Britvic PLC	55,200	$ 426,628
Burberry Group PLC	43,500	710,177
Capita Group PLC	33,900	416,308
Carphone Warehouse Group PLC	94,650	461,754
Dialog Semiconductor PLC (a)	7,000	127,693
Fresnillo PLC	33,400	668,898
GlaxoSmithKline PLC	91,000	1,776,783
HSBC Holdings PLC sponsored ADR	42,096	2,193,623
ITV PLC (a)	562,100	614,638
Kazakhmys PLC	16,500	347,891
Kesa Electricals PLC	125,300	318,188
Lloyds Banking Group PLC (a)	953,800	1,048,213
Micro Focus International PLC	73,900	452,047
Misys PLC (a)	110,100	496,380
Morgan Crucible Co. PLC	103,200	378,633
Next PLC	9,100	333,143
Reckitt Benckiser Group PLC	16,800	939,642
Royal Dutch Shell PLC Class A (United Kingdom)	89,537	2,906,332
Sage Group PLC	83,300	359,539
Schroders PLC	17,000	430,065
Standard Chartered PLC:
rights 11/5/10 (a)	5,389	45,372
(United Kingdom)	43,114	1,247,151
TalkTalk Telecom Group PLC (a)	160,300	338,752
Vodafone Group PLC	873,900	2,388,598
Wolfson Microelectronics PLC (a)	105,300	429,358
Xstrata PLC	56,300	1,090,982
TOTAL UNITED KINGDOM		27,801,847
United States of America - 25.2%
Allergan, Inc.	5,600	405,496
Amazon.com, Inc. (a)	13,600	2,245,904
Ameriprise Financial, Inc.	30,000	1,550,700
AMETEK, Inc.	24,000	1,297,200
Anadarko Petroleum Corp.	52,900	3,257,053
AnnTaylor Stores Corp. (a)	17,000	396,100
Apple, Inc. (a)	20,100	6,047,487
Ardea Biosciences, Inc. (a)	20,200	430,664
Autoliv, Inc.	14,000	998,200
Berkshire Hathaway, Inc. Class B (a)	38,000	3,023,280
BioMarin Pharmaceutical, Inc. (a)	34,674	907,072
Broadcom Corp. Class A	34,000	1,385,160
Common Stocks - continued
	Shares	Value
United States of America - continued
C.H. Robinson Worldwide, Inc.	19,000	$ 1,339,120
Caterpillar, Inc.	24,000	1,886,400
Celanese Corp. Class A	6,000	213,900
CF Industries Holdings, Inc.	2,800	343,084
Chevron Corp.	28,000	2,313,080
Citi Trends, Inc. (a)	17,000	356,660
Citrix Systems, Inc. (a)	22,000	1,409,540
Cloud Peak Energy, Inc.	44,000	764,280
Cognizant Technology Solutions Corp. Class A (a)	47,100	3,070,449
CSX Corp.	67,000	4,117,150
Cummins, Inc.	84,000	7,400,400
Danaher Corp.	4,000	173,440
Eaton Corp.	21,000	1,865,430
eBay, Inc. (a)	127,000	3,785,870
Echo Global Logistics, Inc.	10,000	142,000
Edwards Lifesciences Corp. (a)	71,000	4,537,610
Elizabeth Arden, Inc. (a)	17,600	359,920
Emerson Electric Co.	43,000	2,360,700
Endo Pharmaceuticals Holdings, Inc. (a)	55,000	2,020,700
EnerSys (a)	9,000	237,240
Estee Lauder Companies, Inc. Class A	83,000	5,907,110
Exxon Mobil Corp.	96,000	6,381,120
Ford Motor Co. (a)	59,000	833,670
Fossil, Inc. (a)	39,000	2,300,610
Freeport-McMoRan Copper & Gold, Inc.	19,000	1,798,920
G-III Apparel Group Ltd. (a)	44,700	1,180,080
Google, Inc. Class A (a)	8,800	5,394,312
Greenbrier Companies, Inc. (a)	28,000	509,600
Hess Corp.	16,000	1,008,480
HMS Holdings Corp. (a)	9,000	540,990
Holly Corp.	6,000	196,380
Illumina, Inc. (a)	6,130	332,920
ImmunoGen, Inc. (a)	19,000	156,180
Informatica Corp. (a)	37,000	1,505,530
iRobot Corp. (a)	57,000	1,190,160
Isilon Systems, Inc. (a)	10,000	284,700
Jos. A. Bank Clothiers, Inc. (a)	55,500	2,419,800
Juniper Networks, Inc. (a)	18,000	583,020
M.D.C. Holdings, Inc.	7,000	180,250
Mako Surgical Corp. (a)	47,400	510,972
MasterCard, Inc. Class A	1,400	336,084
Micromet, Inc. (a)	25,000	187,250
Common Stocks - continued
	Shares	Value
United States of America - continued
MIPS Technologies, Inc. (a)	97,000	$ 1,425,900
Molycorp, Inc.	10,000	354,000
NetApp, Inc. (a)	5,000	266,250
Neurocrine Biosciences, Inc. (a)	12,700	103,378
NIKE, Inc. Class B	10,000	814,400
Oil States International, Inc. (a)	21,400	1,093,968
OpenTable, Inc. (a)	2,000	122,700
Oracle Corp.	79,000	2,322,600
PACCAR, Inc.	21,000	1,076,460
Perrigo Co.	71,000	4,677,480
Phillips-Van Heusen Corp.	45,400	2,784,836
Precision Castparts Corp.	10,000	1,365,800
Prestige Brands Holdings, Inc. (a)	58,000	623,500
Public Storage	10,000	992,200
QUALCOMM, Inc.	59,000	2,662,670
Red Hat, Inc. (a)	11,000	464,860
Riverbed Technology, Inc. (a)	10,000	575,400
Roper Industries, Inc.	3,000	208,290
Ross Stores, Inc.	10,000	589,900
Salesforce.com, Inc. (a)	11,000	1,276,770
Sapient Corp.	29,000	381,640
Skyworks Solutions, Inc. (a)	166,000	3,803,060
Solera Holdings, Inc.	2,000	96,100
Southwest Airlines Co.	151,000	2,077,760
Stericycle, Inc. (a)	9,000	645,660
Steven Madden Ltd. (a)	5,000	211,500
Summer Infant, Inc. (a)	17,000	136,000
Susser Holdings Corp. (a)	2,000	27,340
SVB Financial Group (a)	20,700	897,138
Targacept, Inc. (a)	17,210	426,120
Tenneco, Inc. (a)	10,000	326,200
Theravance, Inc. (a)	48,000	978,240
Titan International, Inc. (e)	38,000	576,460
TJX Companies, Inc.	5,000	229,450
TRW Automotive Holdings Corp. (a)	8,000	365,520
Union Pacific Corp.	99,100	8,689,088
United Therapeutics Corp. (a)	4,000	240,000
Vera Bradley, Inc. (a)	600	16,410
VeriFone Holdings, Inc. (a)	13,000	439,790
Virgin Media, Inc.	29,000	737,470
VMware, Inc. Class A (a)	2,000	152,920
Volcano Corp. (a)	20,000	488,400
Common Stocks - continued
	Shares	Value
United States of America - continued
WebMD Health Corp. (a)	17,220	$ 900,262
Whiting Petroleum Corp. (a)	7,000	703,080
WMS Industries, Inc. (a)	6,000	261,780
ZIOPHARM Oncology, Inc. (a)	77,000	331,870
Zix Corp. (a)	85,000	330,650
TOTAL UNITED STATES OF AMERICA		142,650,697
TOTAL COMMON STOCKS (Cost $255,795,688)		306,947,752
Nonconvertible Preferred Stocks - 1.0%

Germany - 1.0%
ProSiebenSat.1 Media AG	57,500	1,519,359
Volkswagen AG	25,400	3,817,026
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,841,963)		5,336,385
Corporate Bonds - 12.1%
		Principal Amount (d)
Convertible Bonds - 0.1%
United States of America - 0.1%
Newpark Resources, Inc. 4% 10/1/17		$ 250,000	230,275
Volcano Corp. 2.875% 9/1/15		250,000	273,525
TOTAL UNITED STATES OF AMERICA			503,800
Nonconvertible Bonds - 12.0%
Australia - 0.6%
Didon Tunisia Pty. Ltd. 3.7925% 3/13/12 (f)(g)		100,000	91,000
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	354,708
Macquarie Bank Ltd. 1.233% 12/6/16 (g)	EUR	250,000	329,161
Optus Finance Pty Ltd. 3.5% 9/15/20	EUR	200,000	276,236
QBE Insurance Group Ltd. 6.125% 9/28/15	GBP	200,000	349,640
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		250,000	352,041
Westpac Banking Corp.:
4.25% 9/22/16	EUR	250,000	368,812
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Australia - continued
Westpac Banking Corp.: - continued
4.875% 11/19/19		$ 600,000	$ 652,224
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	567,361
TOTAL AUSTRALIA			3,341,183
Bailiwick of Jersey - 0.1%
BAA Funding Ltd. 4.125% 10/12/18	EUR	250,000	351,602
Belgium - 0.1%
Anheuser-Busch InBev SA NV 4% 4/26/18	EUR	250,000	362,803
Fortis Banque SA 4.625% (Reg. S) (g)	EUR	200,000	256,024
TOTAL BELGIUM			618,827
Bermuda - 0.1%
Li & Fung Ltd. 5.25% 5/13/20		700,000	743,559
Brazil - 0.1%
Telemar Norte Leste SA 5.5% 10/23/20 (Reg. S)		500,000	503,125
British Virgin Islands - 0.1%
PCCW-HKT Capital No. 4 Ltd. 4.25% 2/24/16		500,000	517,695
Canada - 0.2%
Ontario Province 4.4% 6/2/19	CAD	650,000	688,519
TransCanada PipeLines Ltd. 3.8% 10/1/20		350,000	360,736
TOTAL CANADA			1,049,255
Cayman Islands - 0.3%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	200,000	265,636
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	497,592
MUFG Capital Finance 5 Ltd. 6.299% (g)	GBP	300,000	452,287
Odebrecht Finance Ltd. 7.5% (f)		300,000	303,750
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	223,893
TOTAL CAYMAN ISLANDS			1,743,158
Cyprus - 0.1%
Alfa MTN Issuance Ltd. 8% 3/18/15		300,000	314,241
Denmark - 0.1%
Carlsberg Breweries A/S 3.375% 10/13/17	EUR	300,000	409,408
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
France - 1.1%
Arkema SA 4% 10/25/17	EUR	250,000	$ 343,550
AXA SA 5.25% 4/16/40 (g)	EUR	500,000	677,594
BNP Paribas SA 5.019% (g)	EUR	150,000	195,151
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (g)	EUR	50,000	62,763
Compagnie de St. Gobain 1.215% 4/11/12 (g)	EUR	175,000	241,753
Credit Agricole SA 7.875% (g)	EUR	200,000	296,796
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	372,129
Credit Logement SA:
1.479% (g)	EUR	150,000	171,148
4.604% (g)	EUR	250,000	307,931
EDF SA:
4.625% 9/11/24	EUR	150,000	222,134
6.95% 1/26/39 (f)		250,000	319,370
Lafarge SA 8.75% 5/30/17	GBP	250,000	474,713
Natixis SA 1.279% 1/26/17 (g)	EUR	100,000	131,531
Safran SA 4% 11/26/14	EUR	550,000	776,601
Societe Generale 1.058% 6/7/17 (g)	EUR	100,000	133,736
Societe Generale SCF 4% 7/7/16	EUR	450,000	669,315
Veolia Environnement 6.125% 11/25/33	EUR	250,000	422,667
Vivendi 6.625% 4/4/18 (Reg. S)		300,000	351,795
TOTAL FRANCE			6,170,677
Germany - 0.3%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (g)	EUR	250,000	327,554
Commerzbank AG:
4.125% 9/13/16 (g)	EUR	300,000	406,810
5.625% 11/29/17 (g)	EUR	100,000	143,459
Eurogrid GmbH 3.875% 10/22/20	EUR	100,000	138,426
Landesbank Berlin AG 5.875% 11/25/19	EUR	250,000	366,076
SAP AG 3.5% 4/10/17	EUR	270,000	373,571
TOTAL GERMANY			1,755,896
India - 0.0%
Export-Import Bank of India 0.73% 6/7/12 (g)	JPY	20,000,000	242,734
Ireland - 0.1%
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	287,205	394,476
TransCapitalInvest Ltd. 5.67% 3/5/14 (Reg. S)		400,000	428,040
TOTAL IRELAND			822,516
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Italy - 0.2%
Intesa Sanpaolo SpA:
3.75% 11/23/16	EUR	350,000	$ 488,538
6.375% 11/12/17 (g)	GBP	150,000	242,358
Telecom Italia SpA 8.25% 3/21/16	EUR	200,000	332,806
TOTAL ITALY			1,063,702
Japan - 0.1%
ORIX Corp. 4.71% 4/27/15		300,000	310,754
Sumitomo Mitsui Banking Corp. 4% 11/9/20 (Reg. S)	EUR	350,000	483,258
TOTAL JAPAN			794,012
Korea (South) - 0.7%
Hyundai Motor Manufacturing Czech 4.5% 4/15/15 (Reg. S)		600,000	632,220
Kookmin Bank 5.875% 6/11/12		200,000	212,148
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	210,157
Korea Hydro & Nuclear Power Co. Ltd. 6.25% 6/17/14		300,000	337,698
Korea National Housing Corp. 4.875% 9/10/14		500,000	528,465
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	469,598
5% 9/30/14 (Reg. S)		200,000	215,352
Shinhan Bank:
4.375% 9/15/15 (Reg. S)		500,000	529,545
6% 6/29/12 (Reg. S)		300,000	318,833
Woori Bank 7.63% 4/14/15 (f)		250,000	275,978
TOTAL KOREA (SOUTH)			3,729,994
Luxembourg - 0.7%
Alrosa Finance SA 7.75% 11/3/20 (Reg. S)		600,000	603,600
Enel Finance International SA:
5.125% 10/7/19 (f)		350,000	379,198
6% 10/7/39 (Reg. S)		400,000	411,532
Gaz Capital SA (Luxembourg):
6.51% 3/7/22 (Reg. S)		450,000	469,688
6.58% 10/31/13	GBP	100,000	171,470
Glencore Finance (Europe) SA:
5.25% 3/22/17	EUR	250,000	354,211
7.125% 4/23/15	EUR	150,000	231,274
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (g)		800,000	768,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Luxembourg - continued
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	$ 490,649
SB Capital SA 5.4% 3/24/17 (Reg. S)		400,000	400,000
TOTAL LUXEMBOURG			4,279,622
Mexico - 0.1%
America Movil SAB de CV 5% 3/30/20		400,000	437,261
Netherlands - 0.6%
AI Finance BV 10.875% 7/15/12		100,000	75,000
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	379,863	440,789
Eureko BV 5.125% (g)	EUR	600,000	726,345
GT 2005 Bonds BV 5% 7/21/14 (g)		250,000	229,570
ING Bank NV 4.75% 5/27/19	EUR	200,000	308,496
KBC IFIMA NV 4.5% 9/17/14	EUR	250,000	360,771
Koninklijke KPN NV 5.625% 9/30/24	EUR	300,000	469,280
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	200,000	289,210
Sabic Capital I BV 3% 11/2/15		550,000	548,900
TOTAL NETHERLANDS			3,448,361
Norway - 0.4%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	296,668
Kommunalbanken AS 5.125% 5/30/12		1,900,000	2,032,373
TOTAL NORWAY			2,329,041
Portugal - 0.1%
Banco Santander Totta SA 1.161% 12/9/15 (g)	EUR	300,000	412,730
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		300,000	310,572
RSHB Capital SA 7.5% 3/25/13	RUB	11,000,000	362,063
TOTAL RUSSIA			672,635
Spain - 0.2%
Mapfre SA 5.921% 7/24/37 (g)	EUR	450,000	551,434
Santander Finance Preferred SA Unipersonal 7.3% 7/29/19 (g)	GBP	100,000	171,787
Telefonica Emisiones SAU 4.693% 11/11/19	EUR	250,000	362,806
TOTAL SPAIN			1,086,027
Sweden - 0.2%
Nordea Bank AB 0.4919% 6/9/16 (g)		400,000	392,247
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Sweden - continued
Svenska Handelsbanken AB 0.4422% 3/15/16 (g)		$ 200,000	$ 196,534
Swedbank AB 0.5419% 5/18/17 (g)		500,000	467,090
TOTAL SWEDEN			1,055,871
Switzerland - 0.1%
Credit Suisse New York Branch 5.4% 1/14/20		500,000	541,593
United Arab Emirates - 0.1%
Abu Dhabi National Energy Co. PJSC:
5.875% 10/27/16 (Reg. S)		300,000	321,453
6.5% 10/27/36		300,000	307,764
Emirates Bank International PJSC 4.7884% 4/30/12 (g)		229,000	228,714
TOTAL UNITED ARAB EMIRATES			857,931
United Kingdom - 2.6%
3i Group PLC:
1.082% 6/8/12 (g)	EUR	400,000	536,755
5.625% 3/17/17	EUR	150,000	215,763
Abbey National Treasury Services PLC 4.125% 9/14/17	GBP	250,000	402,428
Anglo American Capital PLC 9.375% 4/8/14 (f)		500,000	614,175
Bank of Scotland 6.375% 8/16/19	GBP	400,000	636,739
Barclays Bank PLC:
0.4647% 3/23/17 (g)		550,000	522,214
4.875% (g)	EUR	350,000	431,971
6.75% 1/16/23 (g)	GBP	300,000	520,370
14% (g)	GBP	100,000	206,698
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	193,480
8.125% 11/15/13		200,000	236,666
BG Energy Capital PLC 3.375% 7/15/13	EUR	150,000	214,574
BP Capital Markets PLC 3.875% 3/10/15		650,000	687,820
Broadgate PLC 1.5348% 10/5/25 (g)	GBP	26,750	36,000
Daily Mail & General Trust PLC 5.75% 12/7/18	GBP	300,000	461,083
EDF Energy Networks EPN PLC 6% 11/12/36	GBP	160,000	280,243
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	615,487
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	150,000	240,984
7.75% 6/24/19	GBP	500,000	981,269
Legal & General Group PLC 4% 6/8/25 (g)	EUR	150,000	191,317
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	172,803
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
Marks & Spencer PLC: - continued
7.125% 12/1/37 (f)		$ 200,000	$ 204,082
National Express Group PLC 6.25% 1/13/17	GBP	150,000	258,898
Nationwide Building Society 1.096% 12/22/16 (g)	EUR	150,000	187,645
Old Mutual PLC:
4.5% 1/18/17 (g)	EUR	450,000	599,341
7.125% 10/19/16	GBP	200,000	355,817
Royal Bank of Scotland PLC:
0.4891% 4/11/16 (g)		250,000	216,351
5.75% 5/21/14	EUR	250,000	373,551
6.934% 4/9/18	EUR	300,000	448,699
Scottish & Southern Energy PLC 5.453%	GBP	400,000	643,423
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	550,160
Society of Lloyd's 6.875% 11/17/25 (g)	GBP	200,000	342,639
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	250,000	388,409
Tesco PLC 5.875% 9/12/16	EUR	100,000	161,119
UBS AG Jersey Branch:
0.4391% 4/18/16 (g)		250,000	241,270
1.048% 11/17/15 (g)	EUR	350,000	486,896
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	153,326
Virgin Media Secured Finance PLC 7% 1/15/18	GBP	100,000	171,831
Wales & West Utilities Finance PLC 6.75% 12/17/36 (g)	GBP	150,000	264,121
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	253,822
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	187,572
TOTAL UNITED KINGDOM			14,887,811
United States of America - 2.5%
Altria Group, Inc.:
8.5% 11/10/13		210,000	253,166
9.25% 8/6/19		400,000	549,190
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20		340,000	386,034
Apache Corp. 5.1% 9/1/40		450,000	449,956
Bank of America Corp.:
4.5% 4/1/15		400,000	416,546
4.75% 5/6/19	EUR	250,000	335,223
7.375% 5/15/14		65,000	73,708
Citigroup, Inc. 4.25% 2/25/30 (g)	EUR	600,000	687,383
Comcast Corp. 6.4% 3/1/40		300,000	330,962
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
Credit Suisse New York Branch:
4.375% 8/5/20		$ 600,000	$ 617,320
5% 5/15/13		400,000	437,553
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		400,000	434,501
Dow Chemical Co. 8.55% 5/15/19		280,000	359,614
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	273,601
General Electric Capital Corp. 5.9% 5/13/14		160,000	181,977
General Electric Co. 5.25% 12/6/17		200,000	225,173
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	321,718
Goldman Sachs Group, Inc.:
4.375% 3/16/17	EUR	150,000	207,317
6% 5/1/14		150,000	168,563
6.15% 4/1/18		200,000	223,950
JPMorgan Chase & Co. 4.25% 10/15/20		1,020,000	1,027,441
KeyBank NA:
1.016% 11/21/11 (g)	EUR	50,000	67,074
1.074% 2/9/12 (g)	EUR	510,000	683,794
Liberty Mutual Group, Inc. 5.75% 3/15/14 (f)		250,000	263,583
Merck & Co., Inc. 5.85% 6/30/39		300,000	346,681
Merrill Lynch & Co., Inc. 6.15% 4/25/13		500,000	541,939
Morgan Stanley 1.3% 7/20/12 (g)	EUR	430,000	576,016
NBC Universal, Inc. 4.375% 4/1/21 (f)		500,000	510,693
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	127,692
PPL Energy Supply LLC 6.5% 5/1/18		160,000	182,987
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	180,971
SLM Corp. 1.079% 12/15/10 (g)	EUR	200,000	277,213
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	320,199
Sprint Capital Corp. 8.75% 3/15/32		325,000	356,688
Time Warner Cable, Inc. 8.25% 2/14/14		200,000	238,785
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	289,811
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
US Bank NA 4.375% 2/28/17 (g)	EUR	450,000	$ 619,359
WEA Finance LLC/WT Finance Australia Pty. Ltd. 5.75% 9/2/15 (f)		400,000	449,488
TOTAL UNITED STATES OF AMERICA			13,993,869
TOTAL NONCONVERTIBLE BONDS			68,174,336
TOTAL CORPORATE BONDS (Cost $63,825,356)			68,678,136
Government Obligations - 23.9%

Canada - 0.5%
Canadian Government:
3.5% 6/1/20	CAD	2,100,000	2,178,119
5.25% 6/1/12	CAD	850,000	884,470
TOTAL CANADA			3,062,589
France - 2.7%
French Republic:
2.5% 10/25/20	EUR	10,700,000	14,361,462
3.75% 10/25/19	EUR	600,000	898,838
TOTAL FRANCE			15,260,300
Germany - 3.9%
German Federal Republic:
1.75% 10/9/15	EUR	4,750,000	6,619,632
2.25% 9/4/20	EUR	650,000	882,872
3% 7/4/20	EUR	2,130,000	3,090,431
3.25% 1/4/20	EUR	300,000	443,608
3.5% 4/12/13	EUR	700,000	1,031,492
4.75% 7/4/40	EUR	2,550,000	4,726,767
5.625% 1/4/28	EUR	2,960,000	5,536,717
TOTAL GERMANY			22,331,519
Italy - 0.2%
Italian Republic 4% 9/1/20	EUR	650,000	914,997
Japan - 12.4%
Japan Government:
Inflation-Indexed Bond 1.1% 12/10/16	JPY	263,529,000	3,256,861
Government Obligations - continued
		Principal Amount (d)	Value
Japan - continued
Japan Government: - continued
0.6% 12/15/10	JPY	958,000,000	$ 11,911,486
0.9% 6/20/13	JPY	110,000,000	1,394,144
1.1% 12/20/12	JPY	18,700,000	237,114
1.3% 3/20/15	JPY	1,240,000,000	16,109,822
1.3% 6/20/20	JPY	1,155,000,000	14,895,739
1.7% 9/20/17	JPY	201,000,000	2,704,310
1.9% 6/20/16	JPY	549,250,000	7,423,031
1.9% 3/20/29	JPY	976,500,000	12,412,908
TOTAL JAPAN			70,345,415
Spain - 0.5%
Spanish Kingdom 4% 4/30/20	EUR	1,850,000	2,546,381
United Kingdom - 0.2%
UK Treasury GILT:
4% 3/7/22	GBP	310,000	525,125
4.25% 6/7/32	GBP	70,000	115,268
4.75% 12/7/38	GBP	250,000	441,232
TOTAL UNITED KINGDOM			1,081,625
United States of America - 3.5%
Federal Home Loan Bank 3.625% 10/18/13		300,000	327,127
Freddie Mac 2.125% 9/21/12		650,000	671,007
U.S. Treasury Bonds:
3.5% 2/15/39		4,200,000	3,848,250
4.625% 2/15/40		200,000	222,062
U.S. Treasury Notes:
1.25% 8/31/15		3,700,000	3,721,971
1.75% 7/31/15		300,000	308,976
2.375% 2/28/15		3,400,000	3,602,130
2.625% 8/15/20		1,300,000	1,301,422
3.5% 5/15/20		1,850,000	1,995,392
3.625% 2/15/20		3,550,000	3,876,156
TOTAL UNITED STATES OF AMERICA			19,874,493
TOTAL GOVERNMENT OBLIGATIONS (Cost $120,508,389)			135,417,319
Asset-Backed Securities - 0.2%
		Principal Amount (d)	Value
Clock Finance BV Series 2007-1 Class B2, 1.111% 2/25/15 (g)	EUR	100,000	$ 129,405
Geldilux Ltd. Series 2007-TS Class A, 1.059% 9/8/14 (g)	EUR	200,000	272,335
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	247,683	436,372
VCL No. 11 Ltd. Class A, 1.892% 8/21/15 (g)	EUR	123,018	171,822
Volkswagen Car Lease Series 9 Class B, 0.972% 10/21/13 (g)	EUR	75,447	104,287
TOTAL ASSET-BACKED SECURITIES (Cost $1,090,956)			1,114,221
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
Arkle Master Issuer PLC:
floater Series 2006-1X Class 5M1, 1.168% 2/17/52 (g)	EUR	100,000	133,610
Series 2010-2X Class 1A1, 1.655% 5/17/60 (g)		300,000	301,395
Arran Residential Mortgages Funding No. 1 PLC Series 2006-1X Class CC, 1.202% 4/12/56 (g)	EUR	86,463	117,007
Fosse Master Issuer PLC Series 2010-4 Class A2, 2.378% 10/18/54 (g)	EUR	650,000	905,302
Granite Master Issuer PLC Series 2005-1 Class A5, 0.964% 12/20/54 (g)	EUR	312,518	404,717
Holmes Master Issuer PLC floater Series 2007-1 Class 3C2, 1.405% 7/15/40 (g)	EUR	150,000	206,655
Storm BV Series 2010-1 Class A2, 1.876% 3/22/52 (g)	EUR	500,000	691,388
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,645,806)			2,760,074
Commercial Mortgage Securities - 0.2%

France - 0.0%
FCC Proudreed Properties Class A, 1.126% 8/18/17 (g)	EUR	163,417	197,827
Ireland - 0.1%
German Residential Asset Note Distributor PLC Series 1 Class A, 1.24% 7/20/16 (g)	EUR	169,388	203,778
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 1.826% 7/22/43 (g)	EUR	100,000	84,837
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1:
Class A2, 0.9473% 4/19/21 (g)	GBP	150,000	$ 211,484
Class B, 1.1173% 4/19/21 (g)	GBP	100,000	140,601
London & Regional Debt Securitisation No. 1 PLC Class A, 0.9498% 10/15/14 (g)	GBP	100,000	148,079
REC Plantation Place Ltd. Series 5 Class A, 0.9673% 7/25/16 (Reg. S) (g)	GBP	96,946	135,130
TOTAL UNITED KINGDOM			635,294
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,252,916)			1,121,736
Supranational Obligations - 0.0%

Eurasian Development Bank 7.375% 9/29/14 (Reg. S) (Cost $200,000)		200,000	219,500
Fixed-Income Funds - 1.9%
	Shares
Fidelity High Income Central Fund 1 (h) (Cost $10,227,547)	108,657	10,635,391
Preferred Securities - 0.0%
	Principal Amount (d)
Germany - 0.0%
BayernLB Capital Trust I 6.2032% (g) (Cost $320,606)	$ 400,000	233,401
Equity Central Funds - 2.8%
	Shares
Fidelity Emerging Markets Equity Central Fund (h) (Cost $10,753,577)	75,000	16,045,500
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.23% (b)	14,838,279	14,838,279
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	744,300	744,300
TOTAL MONEY MARKET FUNDS (Cost $15,582,579)		15,582,579
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.22%, dated 10/29/10 due 11/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $46,000)	$ 46,001	$ 46,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $486,091,383)		564,137,994
NET OTHER ASSETS (LIABILITIES) - 0.5%		2,825,423
NET ASSETS - 100%		$ 566,963,417
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,912,487 or 0.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$46,000 due 11/01/10 at 0.22%
BNP Paribas Securities Corp.	$ 7,665
Barclays Capital, Inc.	11,491
Credit Agricole Securities (USA), Inc.	1,981
Credit Suisse Securities (USA) LLC	2,118
Deutsche Bank Securities, Inc.	3,554
HSBC Securities (USA), Inc.	3,554
J.P. Morgan Securities, Inc.	9,477
Mizuho Securities USA, Inc.	2,369
Societe Generale, New York Branch	2,369
UBS Securities LLC	1,185
Wells Fargo Securities LLC	237
$ 46,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,348
Fidelity Emerging Markets Equity Central Fund	137,161
Fidelity High Income Central Fund 1	168,348
Fidelity Securities Lending Cash Central Fund	43,931
Total	$ 384,788
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ 16,816,665	$ 14,900,171	$ 18,849,075	$ 16,045,500	3.5%
Fidelity High Income Central Fund 1	-	10,227,559	-	10,635,391	1.7%
Total	$ 16,816,665	$ 25,127,730	$ 18,849,075	$ 26,680,891
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 142,650,697	$ 142,650,697	$ -	$ -
Japan	32,253,860	9,826,980	22,426,880	-
United Kingdom	27,801,847	20,020,782	7,781,065	-
Canada	19,603,115	19,603,115	-	-
Germany	12,956,161	10,047,585	2,908,576	-
Australia	12,216,688	10,500,275	1,716,413	-
France	12,137,588	12,137,588	-	-
Switzerland	10,403,969	6,779,939	3,624,030	-
Spain	4,504,324	2,396,887	2,107,437	-
Other	37,755,888	32,335,141	5,420,747	-
Corporate Bonds	68,678,136	-	68,678,136	-
Government Obligations	135,417,319	-	135,417,319	-
Asset-Backed Securities	1,114,221	-	1,114,221	-
Collateralized Mortgage Obligations	2,760,074	-	2,760,074	-
Commercial Mortgage Securities	1,121,736	-	1,121,736	-
Supranational Obligations	219,500	-	219,500	-
Fixed-Income Funds	10,635,391	10,635,391	-	-
Preferred Securities	233,401	-	233,401	-
Equity Central Funds	16,045,500	16,045,500	-	-
Money Market Funds	15,582,579	15,582,579	-	-
Cash Equivalents	46,000	-	46,000	-
Total Investments in Securities:	$ 564,137,994	$ 308,562,459	$ 255,575,535	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 169,346
Total Realized Gain (Loss)	(459,389)
Total Unrealized Gain (Loss)	552,087
Cost of Purchases	-
Proceeds of Sales	(265,580)
Amortization/Accretion	3,536
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	3.5%
AAA,AA,A	28.0%
BBB	4.3%
BB	1.1%
B	1.1%
CCC,CC,C	0.1%
Not Rated	0.6%
Equities	57.9%
Short-Term Investments and Net Other Assets	3.4%
100.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $53,408,638 of which $23,790,891 and $29,617,747 will expire on October 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2010

Assets
Investment in securities, at value (including securities loaned of $701,527 and repurchase agreements of $46,000) - See accompanying schedule: Unaffiliated issuers (cost $449,527,680)	$ 521,874,524
Fidelity Central Funds (cost $36,563,703)	42,263,470
Total Investments (cost $486,091,383)		$ 564,137,994
Foreign currency held at value (cost $218,468)		218,371
Receivable for investments sold		14,844,388
Receivable for fund shares sold		1,047,835
Dividends receivable		476,404
Interest receivable		1,897,482
Distributions receivable from Fidelity Central Funds		65,892
Other receivables		34,772
Total assets		582,723,138

Liabilities
Payable to custodian bank	$ 844,630
Payable for investments purchased	13,227,788
Payable for fund shares redeemed	341,530
Accrued management fee	330,048
Distribution and service plan fees payable	10,521
Other affiliated payables	120,581
Other payables and accrued expenses	140,323
Collateral on securities loaned, at value	744,300
Total liabilities		15,759,721

Net Assets		$ 566,963,417
Net Assets consist of:
Paid in capital		$ 537,598,076
Undistributed net investment income		5,169,954
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(53,973,008)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		78,168,395
Net Assets		$ 566,963,417

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,096,142 ÷ 507,107 shares)	$ 21.88

Maximum offering price per share (100/94.25 of $21.88)	$ 23.21
Class T: Net Asset Value and redemption price per share ($5,344,605 ÷ 245,058 shares)	$ 21.81

Maximum offering price per share (100/96.50 of $21.81)	$ 22.60
Class B: Net Asset Value and offering price per share ($2,199,463 ÷ 101,446 shares)A	$ 21.68

Class C: Net Asset Value and offering price per share ($5,463,109 ÷ 252,301 shares)A	$ 21.65

Global Balanced: Net Asset Value, offering price and redemption price per share ($542,319,309 ÷ 24,657,954 shares)	$ 21.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($540,789 ÷ 24,597 shares)	$ 21.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2010

Investment Income
Dividends		$ 4,704,300
Interest		6,019,044
Income from Fidelity Central Funds		384,788
Income before foreign taxes withheld		11,108,132
Less foreign taxes withheld		(294,862)
Total income		10,813,270

Expenses
Management fee	$ 3,421,098
Transfer agent fees	1,098,127
Distribution and service plan fees	81,971
Accounting and security lending fees	249,471
Custodian fees and expenses	386,880
Independent trustees' compensation	1,697
Registration fees	112,363
Audit	71,818
Legal	2,406
Miscellaneous	9,682
Total expenses before reductions	5,435,513
Expense reductions	(140,182)	5,295,331
Net investment income (loss)		5,517,939
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,624,935
Fidelity Central Funds	4,010,420
Foreign currency transactions	(198,402)
Total net realized gain (loss)		19,436,953
Change in net unrealized appreciation (depreciation) on: Investment securities	41,182,211
Assets and liabilities in foreign currencies	73,324
Total change in net unrealized appreciation (depreciation)		41,255,535
Net gain (loss)		60,692,488
Net increase (decrease) in net assets resulting from operations		$ 66,210,427

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,517,939	$ 5,756,545
Net realized gain (loss)	19,436,953	(25,649,588)
Change in net unrealized appreciation (depreciation)	41,255,535	84,635,165
Net increase (decrease) in net assets resulting from operations	66,210,427	64,742,122
Distributions to shareholders from net investment income	(5,069,332)	(7,712,596)
Distributions to shareholders from net realized gain	(1,661,467)	(3,450,371)
Total distributions	(6,730,799)	(11,162,967)
Share transactions - net increase (decrease)	82,336,500	26,258,176
Redemption fees	14,128	16,684
Total increase (decrease) in net assets	141,830,256	79,854,015

Net Assets
Beginning of period	425,133,161	345,279,146
End of period (including undistributed net investment income of $5,169,954 and undistributed net investment income of $4,730,308, respectively)	$ 566,963,417	$ 425,133,161

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.17	.12
Net realized and unrealized gain (loss)	2.43	4.39
Total from investment operations	2.60	4.51
Distributions from net investment income	(.23)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.31)	-
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 21.88	$ 19.59
Total Return B,C,D	13.40%	29.91%
Ratios to Average Net Assets F,I
Expenses before reductions	1.43%	1.47% A
Expenses net of fee waivers, if any	1.43%	1.47% A
Expenses net of all reductions	1.41%	1.46% A
Net investment income (loss)	.83%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,096	$ 2,912
Portfolio turnover rate G	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.13	.11
Net realized and unrealized gain (loss)	2.42	4.37
Total from investment operations	2.55	4.48
Distributions from net investment income	(.23)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.30) K	-
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 21.81	$ 19.56
Total Return B,C,D	13.17%	29.71%
Ratios to Average Net Assets F,I
Expenses before reductions	1.62%	1.69% A
Expenses net of fee waivers, if any	1.62%	1.69% A
Expenses net of all reductions	1.60%	1.68% A
Net investment income (loss)	.64%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,345	$ 981
Portfolio turnover rate G	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.02	.05
Net realized and unrealized gain (loss)	2.41	4.35
Total from investment operations	2.43	4.40
Distributions from net investment income	(.16)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.23) K	-
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 21.68	$ 19.48
Total Return B,C,D	12.58%	29.18%
Ratios to Average Net Assets F,I
Expenses before reductions	2.18%	2.21% A
Expenses net of fee waivers, if any	2.18%	2.21% A
Expenses net of all reductions	2.16%	2.20% A
Net investment income (loss)	.08%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,199	$ 526
Portfolio turnover rate G	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.03	.05
Net realized and unrealized gain (loss)	2.40	4.36
Total from investment operations	2.43	4.41
Distributions from net investment income	(.20)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.27) K	-
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 21.65	$ 19.49
Total Return B,C,D	12.58%	29.24%
Ratios to Average Net Assets F,I
Expenses before reductions	2.12%	2.20% A
Expenses net of fee waivers, if any	2.12%	2.20% A
Expenses net of all reductions	2.10%	2.19% A
Net investment income (loss)	.14%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,463	$ 827
Portfolio turnover rate G	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global Balanced

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.62	$ 16.94	$ 25.40	$ 23.08	$ 21.95
Income from Investment Operations
Net investment income (loss) B	.24	.28	.40	.35	.28
Net realized and unrealized gain (loss)	2.43	2.95	(6.70)	4.27	2.66
Total from investment operations	2.67	3.23	(6.30)	4.62	2.94
Distributions from net investment income	(.23)	(.38)	(.33)	(.20)	(.14)
Distributions from net realized gain	(.08)	(.17)	(1.83)	(2.10)	(1.67)
Total distributions	(.30) G	(.55)	(2.16)	(2.30)	(1.81)
Redemption fees added to paid in capital B,F	-	-	-	-	-
Net asset value, end of period	$ 21.99	$ 19.62	$ 16.94	$ 25.40	$ 23.08
Total Return A	13.76%	19.86%	(26.96)%	21.83%	14.23%
Ratios to Average Net Assets C,E
Expenses before reductions	1.11%	1.24%	1.13%	1.14%	1.18%
Expenses net of fee waivers, if any	1.10%	1.23%	1.13%	1.14%	1.18%
Expenses net of all reductions	1.08%	1.21%	1.11%	1.12%	1.14%
Net investment income (loss)	1.16%	1.61%	1.88%	1.55%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 542,319	$ 419,747	$ 345,279	$ 371,262	$ 260,144
Portfolio turnover rate D	178%	252%	264%	169%	208%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.23	.21
Net realized and unrealized gain (loss)	2.44	4.35
Total from investment operations	2.67	4.56
Distributions from net investment income	(.25)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.32) J	-
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 21.99	$ 19.64
Total Return B,C	13.75%	30.24%
Ratios to Average Net Assets E,H
Expenses before reductions	1.14%	1.12% A
Expenses net of fee waivers, if any	1.14%	1.12% A
Expenses net of all reductions	1.12%	1.10% A
Net investment income (loss)	1.12%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 541	$ 140
Portfolio turnover rate F	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2010

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Equity Central Fund	FMR Co., Inc. (FMRC)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 79,895,748
Gross unrealized depreciation	(4,637,644)
Net unrealized appreciation (depreciation)	$ 75,258,104

Tax Cost	$ 488,879,890

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 7,394,225
Capital loss carryforward	$ (53,408,638)
Net unrealized appreciation (depreciation)	$ 75,379,888

The tax character of distributions paid was as follows:

	October 31, 2010	October 31, 2009
Ordinary Income	$ 6,730,799	$ 11,162,967

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $850,777,172 and $774,736,555, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 17,587	$ 3,854
Class T	.25%	.25%	18,118	157
Class B	.75%	.25%	13,987	10,635
Class C	.75%	.25%	32,279	24,504
			$ 81,971	$ 39,150

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 22,638
Class T	4,913
Class B*	4,416
Class C*	679
$ 32,646

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Class A	$ 21,130.30
Class T	8,869.24
Class B	4,243.30
Class C	7,975.25
Global Balanced	1,055,194.23
Institutional Class	716.26
	$ 1,098,127

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12,494 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,852 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Annual Report

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM. Total security lending income during the period amounted to $43,931.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Global Balanced's operating expenses. During the period, this reimbursement reduced the class' expenses by $44,590.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $95,592 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2010	2009
From net investment income
Class A	$ 37,066	$ -
Class T	19,617	-
Class B	5,099	-
Class C	12,311	-
Global Balanced	4,993,111	7,712,596
Institutional Class	2,128	-
Total	$ 5,069,332	$ 7,712,596
From net realized gain
Class A	$ 11,880	$ -
Class T	6,510	-
Class B	2,421	-
Class C	4,711	-
Global Balanced	1,635,301	3,450,371
Institutional Class	644	-
Total	$ 1,661,467	$ 3,450,371

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2010	2009 A	2010	2009 A
Class A
Shares sold	427,541	153,196	$ 8,603,228	$ 2,896,084
Reinvestment of distributions	2,259	-	45,687	-
Shares redeemed	(71,342)	(4,547)	(1,433,321)	(85,646)
Net increase (decrease)	358,458	148,649	$ 7,215,594	$ 2,810,438
Class T
Shares sold	248,501	54,070	$ 4,999,816	$ 984,801
Reinvestment of distributions	1,267	-	25,580	-
Shares redeemed	(54,884)	(3,896)	(1,101,753)	(69,740)
Net increase (decrease)	194,884	50,174	$ 3,923,643	$ 915,061
Class B
Shares sold	90,883	27,777	$ 1,821,383	$ 492,520
Reinvestment of distributions	338	-	6,820	-
Shares redeemed	(16,760)	(792)	(335,882)	(15,439)
Net increase (decrease)	74,461	26,985	$ 1,492,321	$ 477,081
Class C
Shares sold	253,473	42,502	$ 5,103,430	$ 795,402
Reinvestment of distributions	781	-	15,720	-
Shares redeemed	(44,403)	(52)	(878,835)	(992)
Net increase (decrease)	209,851	42,450	$ 4,240,315	$ 794,410
Global Balanced
Shares sold	10,255,268	9,057,083	$ 206,039,448	$ 156,832,268
Reinvestment of distributions	311,787	673,127	6,316,797	10,621,946
Shares redeemed	(7,304,145)	(8,714,065)	(147,245,863)	(146,302,628)
Net increase (decrease)	3,262,910	1,016,145	$ 65,110,382	$ 21,151,586
Institutional Class
Shares sold	23,215	7,124	$ 472,840	$ 109,600
Reinvestment of distributions	133	-	2,697	-
Shares redeemed	(5,875)	-	(121,292)	-
Net increase (decrease)	17,473	7,124	$ 354,245	$ 109,600

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Balanced Fund (a fund of Fidelity Charles Street Trust) at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 17, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	12/13/10	12/10/10	$0.167	$0.107
Class T	12/13/10	12/10/10	$0.134	$0.107
Class B	12/13/10	12/10/10	$0.041	$0.107
Class C	12/13/10	12/10/10	$0.081	$0.107

A total of 3.14% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class A designates 49%; Class T designates 50%; Class B designates 64%; and Class C designates 55%; of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Class A	12/07/09	$0.243	$0.0087
Class T	12/07/09	$0.241	$0.0087
Class B	12/07/09	$0.188	$0.0087
Class C	12/07/09	$0.218	$0.0087

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for the retail class, as well as the fund's relative investment performance for the retail class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The Advisor Classes of the fund had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the retail class of the fund. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Fidelity Global Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period, the first quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 38% means that 62% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Global Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked above its competitive median for the period. The Board also noted that the majority of funds in the fund's Total Mapped Group are domestic funds, which generally have lower expenses than international and global funds. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AGBL-UANN-1210
1.883463.101

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM

Global Balanced

Fund - Institutional Class

Annual Report

October 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of Fidelity®
Global Balanced Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2010	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	13.75%	6.76%	6.27%

A The initial offering of Institutional Class shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity Global Balanced Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Global Balanced Fund - Institutional Class on October 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the MSCI® World Index performed over the same period. The initial offering of Institutional Class took place on February 19, 2009. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Developed-markets equities rode a wave of volatility during the 12 months ending October 31, 2010, en route to producing above-average gains. Stocks posted solid advances in the first half of the period, despite growing concerns about the Greece-led European debt crisis. Sentiment turned decidedly negative in May and June, however, and the market suffered a precipitous decline. These losses were more than offset during the last four months of the period, when signs of economic growth and subsiding debt fears helped propel developed-world stocks about 18%. For the full year, the MSCI® World Index gained 13.15%, boosted in part by a generally depreciating U.S. dollar. Within the index, Canada and the United States were standouts, returning 23% and 17%, respectively. U.S. stocks - which comprised almost half of the index - were lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. The Pacific Basin ex-Japan segment rose 15% for the period, aided in part by solid results from Hong Kong. Elsewhere, the U.K. returned 13%, while the remainder of Europe rose just 7%, held back mainly by debt-riddled Spain and Italy, as well as lagging major constituent France. Japan advanced only 5%, a result of that nation's continued weak economy. Meanwhile, fixed-income markets around the globe - as measured by the Citigroup® World Government Bond Index - gained 6.35%.

Comments from Ruben Calderon and Geoff Stein, Lead Co-Portfolio Managers of Fidelity AdvisorSM Global Balanced Fund: For the year, the fund's Class A, Class T, Class B and Class C shares gained 13.40%, 13.17%, 12.58% and 12.58%, respectively (excluding sales charges), handily outpacing the 10.82% return of the Fidelity Global Balanced Composite Index - a 60%/40% blend of the MSCI World Index and the Citigroup World Government Bond Index. Fund performance was boosted by an overall overweighting versus the Composite benchmark in equities and corresponding underweighting in investment-grade bonds, particularly during the first half of the period. Within the equity subportfolio, we overweighted emerging-markets and U.S. stocks, which proved beneficial. Security selection was overwhelmingly positive for the period, as all of our equity subportfolios outpaced their respective benchmarks. Our strongest contributor was the U.S. subportfolio, followed by the Europe sleeve and the emerging-markets subportfolio, the latter of which boasted the largest gain for the period. Elsewhere, the developed-country debt sleeve produced a high-single-digit advance, beating its benchmark by a sizable margin. This segment made a considerable contribution to total relative performance, bolstered in part by its exposure to corporate bonds - particularly within Japan - which flourished as riskier assets came into favor during the period.

Comments from Ruben Calderon and Geoff Stein, Lead Co-Portfolio Managers of Fidelity AdvisorSM Global Balanced Fund: For the year, the fund's Institutional Class shares gained 13.75%, handily outpacing the 10.82% return of the Fidelity Global Balanced Composite Index - a 60%/40% blend of the MSCI World Index and the Citigroup World Government Bond Index. Fund performance was boosted by an overall overweighting versus the Composite benchmark in equities and corresponding underweighting in investment-grade bonds, particularly during the first half of the period. Within the equity subportfolio, we overweighted emerging-markets and U.S. stocks, which proved beneficial. Security selection was overwhelmingly positive for the period, as all of our equity subportfolios outpaced their respective benchmarks. Our strongest contributor was the U.S. subportfolio, followed by the Europe sleeve and the emerging-markets subportfolio, the latter of which boasted the largest gain for the period. Elsewhere, the developed-country debt sleeve produced a high-single-digit advance, beating its benchmark by a sizable margin. This segment made a considerable contribution to total relative performance, bolstered in part by its exposure to corporate bonds - particularly within Japan - which flourished as riskier assets came into favor during the period.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 to October 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period* May 1, 2010 to October 31, 2010
Class A	1.41%
Actual		$ 1,000.00	$ 1,057.50	$ 7.31
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class T	1.61%
Actual		$ 1,000.00	$ 1,056.70	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,017.09	$ 8.19
Class B	2.17%
Actual		$ 1,000.00	$ 1,053.40	$ 11.23
HypotheticalA		$ 1,000.00	$ 1,014.27	$ 11.02
Class C	2.11%
Actual		$ 1,000.00	$ 1,054.00	$ 10.92
HypotheticalA		$ 1,000.00	$ 1,014.57	$ 10.71
Global Balanced	1.07%
Actual		$ 1,000.00	$ 1,059.20	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45
Institutional Class	1.16%
Actual		$ 1,000.00	$ 1,059.20	$ 6.02
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of October 31, 2010
United States of America 36.1%
Japan 18.2%
United Kingdom 8.4%
Germany 6.5%
France 5.9%
Canada 4.4%
Australia 2.8%
Switzerland 1.9%
Netherlands 1.4%
Other 14.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2010
United States of America 39.5%
Japan 17.0%
United Kingdom 8.6%
Germany 5.5%
Canada 3.8%
France 3.7%
Australia 3.4%
Switzerland 2.1%
Netherlands 1.6%
Other 14.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	57.9	65.1
Bonds	38.5	33.1
Convertible Securities	0.1	0.0
Other Investments	0.1	0.0
Short-Term Investments and Net Other Assets	3.4	1.8
Top Five Stocks as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Union Pacific Corp. (United States of America)	1.5	1.7
Cummins, Inc. (United States of America)	1.3	1.4
Exxon Mobil Corp. (United States of America)	1.1	0.0
Apple, Inc. (United States of America)	1.1	1.4
Estee Lauder Companies, Inc. Class A (United States of America)	1.0	0.5
	6.0
Top Five Bond Issuers as of October 31, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	10.3	8.2
German Federal Republic	3.9	2.9
U.S. Treasury Obligations	3.3	2.8
French Republic	2.7	0.2
Canadian Government	0.5	0.2
	20.7
Market Sectors as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.9	21.9
Industrials	10.6	12.1
Consumer Discretionary	9.9	10.3
Information Technology	9.7	9.9
Energy	6.3	6.4
Health Care	5.9	6.5
Materials	5.8	4.7
Consumer Staples	3.9	3.6
Telecommunication Services	2.3	1.8
Utilities	1.4	1.6

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments October 31, 2010

Showing Percentage of Net Assets

Common Stocks - 54.1%
	Shares	Value
Australia - 2.2%
AMP Ltd.	139,703	$ 730,833
BHP Billiton Ltd.	41,534	1,716,413
Coca-Cola Amatil Ltd.	45,515	542,645
Commonwealth Bank of Australia	26,192	1,254,725
Computershare Ltd.	23,460	232,584
Crown Ltd.	47,584	388,308
CSL Ltd.	23,709	762,527
Fosters Group Ltd.	74,353	425,385
Harvey Norman Holdings Ltd.	79,035	257,831
Macquarie Group Ltd.	13,806	489,607
Metcash Ltd.	86,698	371,160
National Australia Bank Ltd.	42,045	1,048,682
QBE Insurance Group Ltd.	22,359	376,311
Ramsay Health Care Ltd.	44,875	688,002
Rio Tinto Ltd.	10,298	834,213
Suncorp-Metway Ltd.	44,544	401,465
Wesfarmers Ltd.	26,990	876,247
Woolworths Ltd.	29,516	819,750
TOTAL AUSTRALIA		12,216,688
Austria - 0.1%
Erste Bank AG	14,200	640,771
Bailiwick of Jersey - 0.4%
Experian PLC	64,900	754,372
Randgold Resources Ltd. sponsored ADR	7,200	676,224
Shire PLC	29,157	684,145
TOTAL BAILIWICK OF JERSEY		2,114,741
Belgium - 0.5%
Ageas	183,500	564,026
Anheuser-Busch InBev SA NV	21,925	1,373,907
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	39
Umicore SA	17,864	840,659
TOTAL BELGIUM		2,778,631
Bermuda - 0.2%
Huabao International Holdings Ltd.	247,000	372,193
Li & Fung Ltd.	128,000	676,226
TOTAL BERMUDA		1,048,419
Brazil - 0.1%
Cia Hering SA	2,000	98,460
Common Stocks - continued
	Shares	Value
Brazil - continued
Drogasil SA	3,000	$ 75,882
Hypermarcas SA (a)	5,000	82,295
Lojas Renner SA	2,000	79,003
Natura Cosmeticos SA	2,000	57,254
TOTAL BRAZIL		392,894
British Virgin Islands - 0.3%
Playtech Ltd.	39,579	283,925
UTI Worldwide, Inc.	88,000	1,691,360
TOTAL BRITISH VIRGIN ISLANDS		1,975,285
Canada - 3.5%
Agnico-Eagle Mines Ltd. (Canada)	1,500	116,335
Agrium, Inc.	10,200	902,289
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	7,800	185,230
ARC Energy Trust unit	1,000	21,139
Astral Media, Inc. Class A (non-vtg.)	1,300	52,133
Bank of Montreal	7,800	460,627
Bank of Nova Scotia	12,400	664,681
Barrick Gold Corp.	10,300	496,064
Baytex Energy Trust	4,800	178,841
BCE, Inc.	11,600	389,093
Bombardier, Inc. Class B (sub. vtg.)	18,000	89,656
Brookfield Asset Management, Inc. Class A	6,700	198,918
Brookfield Properties Corp.	6,800	117,478
Cameco Corp.	4,700	145,392
Canadian Imperial Bank of Commerce	6,100	467,892
Canadian National Railway Co.	7,800	505,214
Canadian Natural Resources Ltd.	5,200	189,309
Cenovus Energy, Inc.	9,500	264,349
CGI Group, Inc. Class A (sub. vtg.) (a)	4,200	64,612
Crescent Point Energy Corp.	3,500	138,641
Detour Gold Corp. (a)	15,200	443,973
Dollarama, Inc.	28,400	748,497
Eldorado Gold Corp.	11,100	187,957
Enbridge, Inc.	9,700	536,501
EnCana Corp.	400	11,299
Finning International, Inc.	7,000	164,585
First Quantum Minerals Ltd.	5,600	490,377
Gildan Activewear, Inc. (a)	5,000	144,083
Goldcorp, Inc.	23,000	1,026,983
Grande Cache Coal Corp. (a)	11,100	76,184
Common Stocks - continued
	Shares	Value
Canada - continued
IAMGOLD Corp.	3,500	$ 63,864
IESI-BFC Ltd.	3,900	91,277
Imperial Oil Ltd.	3,400	130,746
Intact Financial Corp.	4,200	190,213
Ivanhoe Mines Ltd. (a)	3,400	81,408
Keyera Facilities Income Fund	26,423	819,971
MacDonald Dettwiler & Associates Ltd. (a)	3,700	184,329
Magna International, Inc. Class A (sub. vtg.)	9,500	859,182
Metro, Inc. Class A (sub. vtg.)	3,000	137,661
National Bank of Canada	2,300	151,386
Niko Resources Ltd.	3,800	362,526
Open Text Corp. (a)	8,500	376,037
Osisko Mining Corp. (a)	2,500	34,660
Pacific Rubiales Energy Corp. (a)	3,500	111,565
Petrobank Energy & Resources Ltd. (a)	7,700	306,445
Potash Corp. of Saskatchewan, Inc.	3,900	564,026
Quebecor, Inc. Class B (sub. vtg.)	4,700	169,539
Research In Motion Ltd. (a)	6,700	381,565
Rogers Communications, Inc. Class B (non-vtg.)	5,450	198,570
Royal Bank of Canada	15,800	842,594
Suncor Energy, Inc.	21,372	684,809
SXC Health Solutions Corp. (a)	7,600	296,727
Talisman Energy, Inc.	31,600	572,884
Teck Resources Ltd. Class B (sub. vtg.)	8,600	384,508
TELUS Corp.	4,200	186,136
Toronto-Dominion Bank	10,600	763,379
Uranium One, Inc. (a)	131,400	537,247
Valeant Pharmaceuticals International, Inc.	20,800	575,523
Yamana Gold, Inc.	6,000	66,006
TOTAL CANADA		19,603,115
Cayman Islands - 0.2%
China Medical System Holding Ltd. (a)	30,200	19,286
Evergreen International Holdings Ltd. (a)	35,000	20,771
Hengdeli Holdings Ltd.	1,052,000	583,596
Herbalife Ltd.	4,000	255,440
TOTAL CAYMAN ISLANDS		879,093
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	3,800	418,038
BYD Co. Ltd. (H Shares)	100,000	609,579
Changyou.com Ltd. (A Shares) ADR (a)	13,800	468,786
Common Stocks - continued
	Shares	Value
China - continued
China Merchants Bank Co. Ltd. (H Shares)	193,500	$ 549,202
Focus Media Holding Ltd. ADR (a)	16,400	405,900
Home Inns & Hotels Management, Inc. sponsored ADR (a)	5,400	276,264
Tencent Holdings Ltd.	35,700	817,513
TOTAL CHINA		3,545,282
Denmark - 0.6%
Carlsberg AS Series B	7,000	765,427
Novo Nordisk AS Series B	18,949	1,989,309
Novozymes AS Series B	4,000	532,925
Pandora A/S	5,900	286,242
TOTAL DENMARK		3,573,903
Finland - 0.2%
Nokia Corp.	94,556	1,015,218
France - 2.1%
Accor SA	18,135	743,518
Alstom SA	9,210	464,681
Atos Origin SA (a)	12,738	588,890
BNP Paribas SA	20,336	1,486,983
Essilor International SA	5,363	358,043
Iliad Group SA	6,645	748,016
L'Oreal SA	9,000	1,056,445
LVMH Moet Hennessy - Louis Vuitton	8,116	1,271,593
Natixis SA (a)	142,600	874,440
PPR SA	4,500	737,608
Publicis Groupe SA	13,400	667,320
Remy Cointreau SA	5,491	385,537
Safran SA	20,400	646,624
Schneider Electric SA	6,524	925,938
Societe Generale Series A	8,401	502,944
Vallourec SA	6,544	679,008
TOTAL FRANCE		12,137,588
Germany - 1.3%
Bayerische Motoren Werke AG (BMW)	21,549	1,544,494
Fresenius Medical Care AG & Co. KGaA	8,900	566,811
Linde AG	4,266	614,072
MAN SE	11,933	1,311,730
PSI AG	22,000	483,362
Rheinmetall AG	7,600	547,363
SAP AG	11,680	608,968
Common Stocks - continued
	Shares	Value
Germany - continued
Siemens AG	15,172	$ 1,732,797
Software AG (Bearer)	1,500	210,179
TOTAL GERMANY		7,619,776
Hong Kong - 0.1%
Hong Kong Exchanges and Clearing Ltd.	24,000	528,224
SJM Holdings Ltd.	226,000	335,884
TOTAL HONG KONG		864,108
India - 0.1%
Larsen & Toubro Ltd.	4,000	182,994
LIC Housing Finance Ltd.	7,000	211,706
Reliance Industries Ltd.	7,000	173,125
TOTAL INDIA		567,825
Ireland - 0.1%
James Hardie Industries NV unit (a)	56,847	300,170
Ryanair Holdings PLC sponsored ADR	5,000	163,150
TOTAL IRELAND		463,320
Isle of Man - 0.1%
Genting International PLC (a)	388,000	650,514
Italy - 0.2%
Mediaset SpA	82,500	608,412
Saipem SpA	15,394	683,940
TOTAL ITALY		1,292,352
Japan - 5.7%
All Nippon Airways Ltd. (a)	160,000	605,245
Asahi Glass Co. Ltd.	7,000	67,149
Asahi Kasei Corp.	95,000	558,876
Astellas Pharma, Inc.	16,300	606,391
Canon, Inc.	6,100	280,803
Chuo Mitsui Trust Holdings, Inc.	272,000	981,254
CyberAgent, Inc.	173	287,438
Daicel Chemical Industries Ltd.	34,000	236,610
Daiwa House Industry Co. Ltd.	154,000	1,659,562
Denso Corp.	24,900	774,343
Exedy Corp.	27,300	854,249
Fuji Oil Co. Ltd.	15,400	221,422
Fujifilm Holdings Corp.	38,400	1,281,086
Fujitsu Ltd.	186,000	1,268,791
GREE, Inc.	56,800	717,147
Common Stocks - continued
	Shares	Value
Japan - continued
Hitachi Transport System Ltd.	19,400	$ 301,355
Honda Motor Co. Ltd.	44,200	1,593,356
Japan Tobacco, Inc.	120	372,802
JX Holdings, Inc. (a)	104,980	617,069
Kao Corp.	18,900	480,381
Kuraray Co. Ltd.	59,800	856,471
Lawson, Inc.	13,700	623,114
Makita Corp.	4,800	168,808
Marui Group Co. Ltd.	17,800	139,877
Mitsubishi Corp.	25,700	617,306
Mitsubishi Electric Corp.	15,000	140,582
Mitsubishi UFJ Financial Group, Inc.	215,500	1,000,136
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,350	145,523
Mitsui & Co. Ltd.	71,200	1,119,792
MS&AD Insurance Group Holdings, Inc.	38,300	917,549
NHK Spring Co. Ltd.	43,000	364,968
Nichi-iko Pharmaceutical Co. Ltd.	13,800	486,696
Nippon Television Network Corp.	2,660	351,383
Nippon Yusen KK	88,000	369,147
NOK Corp.	24,400	435,725
Nomura Holdings, Inc.	79,800	410,075
NTT DoCoMo, Inc.	573	965,892
Obayashi Corp.	35,000	142,602
Oriental Land Co. Ltd.	4,700	455,573
ORIX Corp.	9,900	903,020
Osaka Securities Exchange Co. Ltd.	11	55,362
Rakuten, Inc.	1,041	802,063
Santen Pharmaceutical Co. Ltd.	12,400	428,075
Sega Sammy Holdings, Inc.	16,800	274,328
Shin-Etsu Chemical Co., Ltd.	3,100	156,755
SMC Corp.	3,700	565,552
SOFTBANK CORP.	22,700	729,011
Sony Corp.	25,400	858,190
Sumitomo Electric Industries Ltd.	23,300	296,487
Sumitomo Heavy Industries Ltd.	200,000	1,136,748
Sumitomo Metal Mining Co. Ltd.	36,000	572,879
Sumitomo Rubber Industries Ltd.	39,400	424,504
Tokai Carbon Co. Ltd.	99,000	583,735
Tokyo Electron Ltd.	2,800	157,985
Toyota Motor Corp.	9,900	350,661
Common Stocks - continued
	Shares	Value
Japan - continued
Uni-Charm Corp.	2,800	$ 106,996
West Japan Railway Co.	101	374,961
TOTAL JAPAN		32,253,860
Korea (South) - 0.0%
Kia Motors Corp.	2,000	79,858
Netherlands - 0.7%
AEGON NV (a)	79,900	506,260
ASML Holding NV (Netherlands)	17,900	593,233
CNH Global NV (a)	11,000	436,590
ING Groep NV (Certificaten Van Aandelen) unit (a)	57,200	611,811
LyondellBasell Industries NV Class A (a)	43,000	1,154,980
Randstad Holdings NV (a)	12,658	602,364
TOTAL NETHERLANDS		3,905,238
Norway - 0.4%
Aker Solutions ASA	21,400	325,786
DnB NOR ASA	46,800	642,179
Storebrand ASA (A Shares) (a)	96,500	701,767
Telenor ASA	24,200	390,096
TOTAL NORWAY		2,059,828
Papua New Guinea - 0.1%
Oil Search Ltd.	82,475	515,483
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	72,240	331,016
Russia - 0.3%
Magnit OJSC GDR (Reg. S)	18,200	486,668
Mechel Steel Group OAO sponsored ADR	19,800	466,290
OJSC MMC Norilsk Nickel sponsored ADR	25,600	477,440
Uralkali JSC GDR (Reg. S)	19,300	477,675
TOTAL RUSSIA		1,908,073
Singapore - 0.3%
CapitaLand Ltd.	95,500	287,024
Keppel Corp. Ltd.	69,000	532,040
Mapletree Industrial (REIT) (a)	137,000	113,258
Singapore Exchange Ltd.	73,000	496,330
Singapore Telecommunications Ltd.	148,000	353,334
TOTAL SINGAPORE		1,781,986
Common Stocks - continued
	Shares	Value
South Africa - 0.1%
Clicks Group Ltd.	129,132	$ 842,440
Spain - 0.8%
Banco Santander SA	164,229	2,107,437
Gestevision Telecinco SA	111,600	1,423,350
Inditex SA	11,659	973,537
TOTAL SPAIN		4,504,324
Sweden - 0.7%
Elekta AB (B Shares)	7,400	279,981
H&M Hennes & Mauritz AB (B Shares)	31,076	1,094,841
Modern Times Group MTG AB (B Shares)	7,300	523,442
Sandvik AB	44,900	676,699
SKF AB (B Shares)	14,900	384,676
Swedbank AB (A Shares) (a)	59,046	824,060
TOTAL SWEDEN		3,783,699
Switzerland - 1.8%
Clariant AG (Reg.) (a)	31,020	524,379
Compagnie Financiere Richemont SA Series A	18,448	919,823
Julius Baer Group Ltd.	9,090	383,602
Nestle SA	33,549	1,837,041
Novartis AG	40,014	2,317,814
Schindler Holding AG (participation certificate)	6,356	681,219
Syngenta AG sponsored ADR	25,000	1,384,500
The Swatch Group AG (Bearer)	2,050	783,263
Transocean Ltd. (a)	4,200	266,112
UBS AG (a)	76,916	1,306,216
TOTAL SWITZERLAND		10,403,969
Turkey - 0.1%
Boyner Buyuk Magazacilik AS (a)	99,000	230,538
Turkiye Garanti Bankasi AS	84,000	515,373
TOTAL TURKEY		745,911
United Kingdom - 4.9%
Aegis Group PLC	128,302	258,388
AstraZeneca PLC (United Kingdom)	11,826	594,796
BG Group PLC	70,921	1,381,125
BHP Billiton PLC	21,520	762,251
BP PLC	178,100	1,210,424
BP PLC sponsored ADR	45,800	1,870,014
British Airways PLC (a)(e)	179,400	778,061
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Britvic PLC	55,200	$ 426,628
Burberry Group PLC	43,500	710,177
Capita Group PLC	33,900	416,308
Carphone Warehouse Group PLC	94,650	461,754
Dialog Semiconductor PLC (a)	7,000	127,693
Fresnillo PLC	33,400	668,898
GlaxoSmithKline PLC	91,000	1,776,783
HSBC Holdings PLC sponsored ADR	42,096	2,193,623
ITV PLC (a)	562,100	614,638
Kazakhmys PLC	16,500	347,891
Kesa Electricals PLC	125,300	318,188
Lloyds Banking Group PLC (a)	953,800	1,048,213
Micro Focus International PLC	73,900	452,047
Misys PLC (a)	110,100	496,380
Morgan Crucible Co. PLC	103,200	378,633
Next PLC	9,100	333,143
Reckitt Benckiser Group PLC	16,800	939,642
Royal Dutch Shell PLC Class A (United Kingdom)	89,537	2,906,332
Sage Group PLC	83,300	359,539
Schroders PLC	17,000	430,065
Standard Chartered PLC:
rights 11/5/10 (a)	5,389	45,372
(United Kingdom)	43,114	1,247,151
TalkTalk Telecom Group PLC (a)	160,300	338,752
Vodafone Group PLC	873,900	2,388,598
Wolfson Microelectronics PLC (a)	105,300	429,358
Xstrata PLC	56,300	1,090,982
TOTAL UNITED KINGDOM		27,801,847
United States of America - 25.2%
Allergan, Inc.	5,600	405,496
Amazon.com, Inc. (a)	13,600	2,245,904
Ameriprise Financial, Inc.	30,000	1,550,700
AMETEK, Inc.	24,000	1,297,200
Anadarko Petroleum Corp.	52,900	3,257,053
AnnTaylor Stores Corp. (a)	17,000	396,100
Apple, Inc. (a)	20,100	6,047,487
Ardea Biosciences, Inc. (a)	20,200	430,664
Autoliv, Inc.	14,000	998,200
Berkshire Hathaway, Inc. Class B (a)	38,000	3,023,280
BioMarin Pharmaceutical, Inc. (a)	34,674	907,072
Broadcom Corp. Class A	34,000	1,385,160
Common Stocks - continued
	Shares	Value
United States of America - continued
C.H. Robinson Worldwide, Inc.	19,000	$ 1,339,120
Caterpillar, Inc.	24,000	1,886,400
Celanese Corp. Class A	6,000	213,900
CF Industries Holdings, Inc.	2,800	343,084
Chevron Corp.	28,000	2,313,080
Citi Trends, Inc. (a)	17,000	356,660
Citrix Systems, Inc. (a)	22,000	1,409,540
Cloud Peak Energy, Inc.	44,000	764,280
Cognizant Technology Solutions Corp. Class A (a)	47,100	3,070,449
CSX Corp.	67,000	4,117,150
Cummins, Inc.	84,000	7,400,400
Danaher Corp.	4,000	173,440
Eaton Corp.	21,000	1,865,430
eBay, Inc. (a)	127,000	3,785,870
Echo Global Logistics, Inc.	10,000	142,000
Edwards Lifesciences Corp. (a)	71,000	4,537,610
Elizabeth Arden, Inc. (a)	17,600	359,920
Emerson Electric Co.	43,000	2,360,700
Endo Pharmaceuticals Holdings, Inc. (a)	55,000	2,020,700
EnerSys (a)	9,000	237,240
Estee Lauder Companies, Inc. Class A	83,000	5,907,110
Exxon Mobil Corp.	96,000	6,381,120
Ford Motor Co. (a)	59,000	833,670
Fossil, Inc. (a)	39,000	2,300,610
Freeport-McMoRan Copper & Gold, Inc.	19,000	1,798,920
G-III Apparel Group Ltd. (a)	44,700	1,180,080
Google, Inc. Class A (a)	8,800	5,394,312
Greenbrier Companies, Inc. (a)	28,000	509,600
Hess Corp.	16,000	1,008,480
HMS Holdings Corp. (a)	9,000	540,990
Holly Corp.	6,000	196,380
Illumina, Inc. (a)	6,130	332,920
ImmunoGen, Inc. (a)	19,000	156,180
Informatica Corp. (a)	37,000	1,505,530
iRobot Corp. (a)	57,000	1,190,160
Isilon Systems, Inc. (a)	10,000	284,700
Jos. A. Bank Clothiers, Inc. (a)	55,500	2,419,800
Juniper Networks, Inc. (a)	18,000	583,020
M.D.C. Holdings, Inc.	7,000	180,250
Mako Surgical Corp. (a)	47,400	510,972
MasterCard, Inc. Class A	1,400	336,084
Micromet, Inc. (a)	25,000	187,250
Common Stocks - continued
	Shares	Value
United States of America - continued
MIPS Technologies, Inc. (a)	97,000	$ 1,425,900
Molycorp, Inc.	10,000	354,000
NetApp, Inc. (a)	5,000	266,250
Neurocrine Biosciences, Inc. (a)	12,700	103,378
NIKE, Inc. Class B	10,000	814,400
Oil States International, Inc. (a)	21,400	1,093,968
OpenTable, Inc. (a)	2,000	122,700
Oracle Corp.	79,000	2,322,600
PACCAR, Inc.	21,000	1,076,460
Perrigo Co.	71,000	4,677,480
Phillips-Van Heusen Corp.	45,400	2,784,836
Precision Castparts Corp.	10,000	1,365,800
Prestige Brands Holdings, Inc. (a)	58,000	623,500
Public Storage	10,000	992,200
QUALCOMM, Inc.	59,000	2,662,670
Red Hat, Inc. (a)	11,000	464,860
Riverbed Technology, Inc. (a)	10,000	575,400
Roper Industries, Inc.	3,000	208,290
Ross Stores, Inc.	10,000	589,900
Salesforce.com, Inc. (a)	11,000	1,276,770
Sapient Corp.	29,000	381,640
Skyworks Solutions, Inc. (a)	166,000	3,803,060
Solera Holdings, Inc.	2,000	96,100
Southwest Airlines Co.	151,000	2,077,760
Stericycle, Inc. (a)	9,000	645,660
Steven Madden Ltd. (a)	5,000	211,500
Summer Infant, Inc. (a)	17,000	136,000
Susser Holdings Corp. (a)	2,000	27,340
SVB Financial Group (a)	20,700	897,138
Targacept, Inc. (a)	17,210	426,120
Tenneco, Inc. (a)	10,000	326,200
Theravance, Inc. (a)	48,000	978,240
Titan International, Inc. (e)	38,000	576,460
TJX Companies, Inc.	5,000	229,450
TRW Automotive Holdings Corp. (a)	8,000	365,520
Union Pacific Corp.	99,100	8,689,088
United Therapeutics Corp. (a)	4,000	240,000
Vera Bradley, Inc. (a)	600	16,410
VeriFone Holdings, Inc. (a)	13,000	439,790
Virgin Media, Inc.	29,000	737,470
VMware, Inc. Class A (a)	2,000	152,920
Volcano Corp. (a)	20,000	488,400
Common Stocks - continued
	Shares	Value
United States of America - continued
WebMD Health Corp. (a)	17,220	$ 900,262
Whiting Petroleum Corp. (a)	7,000	703,080
WMS Industries, Inc. (a)	6,000	261,780
ZIOPHARM Oncology, Inc. (a)	77,000	331,870
Zix Corp. (a)	85,000	330,650
TOTAL UNITED STATES OF AMERICA		142,650,697
TOTAL COMMON STOCKS (Cost $255,795,688)		306,947,752
Nonconvertible Preferred Stocks - 1.0%

Germany - 1.0%
ProSiebenSat.1 Media AG	57,500	1,519,359
Volkswagen AG	25,400	3,817,026
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,841,963)		5,336,385
Corporate Bonds - 12.1%
		Principal Amount (d)
Convertible Bonds - 0.1%
United States of America - 0.1%
Newpark Resources, Inc. 4% 10/1/17		$ 250,000	230,275
Volcano Corp. 2.875% 9/1/15		250,000	273,525
TOTAL UNITED STATES OF AMERICA			503,800
Nonconvertible Bonds - 12.0%
Australia - 0.6%
Didon Tunisia Pty. Ltd. 3.7925% 3/13/12 (f)(g)		100,000	91,000
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	354,708
Macquarie Bank Ltd. 1.233% 12/6/16 (g)	EUR	250,000	329,161
Optus Finance Pty Ltd. 3.5% 9/15/20	EUR	200,000	276,236
QBE Insurance Group Ltd. 6.125% 9/28/15	GBP	200,000	349,640
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		250,000	352,041
Westpac Banking Corp.:
4.25% 9/22/16	EUR	250,000	368,812
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Australia - continued
Westpac Banking Corp.: - continued
4.875% 11/19/19		$ 600,000	$ 652,224
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	567,361
TOTAL AUSTRALIA			3,341,183
Bailiwick of Jersey - 0.1%
BAA Funding Ltd. 4.125% 10/12/18	EUR	250,000	351,602
Belgium - 0.1%
Anheuser-Busch InBev SA NV 4% 4/26/18	EUR	250,000	362,803
Fortis Banque SA 4.625% (Reg. S) (g)	EUR	200,000	256,024
TOTAL BELGIUM			618,827
Bermuda - 0.1%
Li & Fung Ltd. 5.25% 5/13/20		700,000	743,559
Brazil - 0.1%
Telemar Norte Leste SA 5.5% 10/23/20 (Reg. S)		500,000	503,125
British Virgin Islands - 0.1%
PCCW-HKT Capital No. 4 Ltd. 4.25% 2/24/16		500,000	517,695
Canada - 0.2%
Ontario Province 4.4% 6/2/19	CAD	650,000	688,519
TransCanada PipeLines Ltd. 3.8% 10/1/20		350,000	360,736
TOTAL CANADA			1,049,255
Cayman Islands - 0.3%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	200,000	265,636
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	497,592
MUFG Capital Finance 5 Ltd. 6.299% (g)	GBP	300,000	452,287
Odebrecht Finance Ltd. 7.5% (f)		300,000	303,750
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	223,893
TOTAL CAYMAN ISLANDS			1,743,158
Cyprus - 0.1%
Alfa MTN Issuance Ltd. 8% 3/18/15		300,000	314,241
Denmark - 0.1%
Carlsberg Breweries A/S 3.375% 10/13/17	EUR	300,000	409,408
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
France - 1.1%
Arkema SA 4% 10/25/17	EUR	250,000	$ 343,550
AXA SA 5.25% 4/16/40 (g)	EUR	500,000	677,594
BNP Paribas SA 5.019% (g)	EUR	150,000	195,151
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (g)	EUR	50,000	62,763
Compagnie de St. Gobain 1.215% 4/11/12 (g)	EUR	175,000	241,753
Credit Agricole SA 7.875% (g)	EUR	200,000	296,796
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	372,129
Credit Logement SA:
1.479% (g)	EUR	150,000	171,148
4.604% (g)	EUR	250,000	307,931
EDF SA:
4.625% 9/11/24	EUR	150,000	222,134
6.95% 1/26/39 (f)		250,000	319,370
Lafarge SA 8.75% 5/30/17	GBP	250,000	474,713
Natixis SA 1.279% 1/26/17 (g)	EUR	100,000	131,531
Safran SA 4% 11/26/14	EUR	550,000	776,601
Societe Generale 1.058% 6/7/17 (g)	EUR	100,000	133,736
Societe Generale SCF 4% 7/7/16	EUR	450,000	669,315
Veolia Environnement 6.125% 11/25/33	EUR	250,000	422,667
Vivendi 6.625% 4/4/18 (Reg. S)		300,000	351,795
TOTAL FRANCE			6,170,677
Germany - 0.3%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (g)	EUR	250,000	327,554
Commerzbank AG:
4.125% 9/13/16 (g)	EUR	300,000	406,810
5.625% 11/29/17 (g)	EUR	100,000	143,459
Eurogrid GmbH 3.875% 10/22/20	EUR	100,000	138,426
Landesbank Berlin AG 5.875% 11/25/19	EUR	250,000	366,076
SAP AG 3.5% 4/10/17	EUR	270,000	373,571
TOTAL GERMANY			1,755,896
India - 0.0%
Export-Import Bank of India 0.73% 6/7/12 (g)	JPY	20,000,000	242,734
Ireland - 0.1%
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	287,205	394,476
TransCapitalInvest Ltd. 5.67% 3/5/14 (Reg. S)		400,000	428,040
TOTAL IRELAND			822,516
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Italy - 0.2%
Intesa Sanpaolo SpA:
3.75% 11/23/16	EUR	350,000	$ 488,538
6.375% 11/12/17 (g)	GBP	150,000	242,358
Telecom Italia SpA 8.25% 3/21/16	EUR	200,000	332,806
TOTAL ITALY			1,063,702
Japan - 0.1%
ORIX Corp. 4.71% 4/27/15		300,000	310,754
Sumitomo Mitsui Banking Corp. 4% 11/9/20 (Reg. S)	EUR	350,000	483,258
TOTAL JAPAN			794,012
Korea (South) - 0.7%
Hyundai Motor Manufacturing Czech 4.5% 4/15/15 (Reg. S)		600,000	632,220
Kookmin Bank 5.875% 6/11/12		200,000	212,148
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	210,157
Korea Hydro & Nuclear Power Co. Ltd. 6.25% 6/17/14		300,000	337,698
Korea National Housing Corp. 4.875% 9/10/14		500,000	528,465
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	469,598
5% 9/30/14 (Reg. S)		200,000	215,352
Shinhan Bank:
4.375% 9/15/15 (Reg. S)		500,000	529,545
6% 6/29/12 (Reg. S)		300,000	318,833
Woori Bank 7.63% 4/14/15 (f)		250,000	275,978
TOTAL KOREA (SOUTH)			3,729,994
Luxembourg - 0.7%
Alrosa Finance SA 7.75% 11/3/20 (Reg. S)		600,000	603,600
Enel Finance International SA:
5.125% 10/7/19 (f)		350,000	379,198
6% 10/7/39 (Reg. S)		400,000	411,532
Gaz Capital SA (Luxembourg):
6.51% 3/7/22 (Reg. S)		450,000	469,688
6.58% 10/31/13	GBP	100,000	171,470
Glencore Finance (Europe) SA:
5.25% 3/22/17	EUR	250,000	354,211
7.125% 4/23/15	EUR	150,000	231,274
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (g)		800,000	768,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Luxembourg - continued
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	$ 490,649
SB Capital SA 5.4% 3/24/17 (Reg. S)		400,000	400,000
TOTAL LUXEMBOURG			4,279,622
Mexico - 0.1%
America Movil SAB de CV 5% 3/30/20		400,000	437,261
Netherlands - 0.6%
AI Finance BV 10.875% 7/15/12		100,000	75,000
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	379,863	440,789
Eureko BV 5.125% (g)	EUR	600,000	726,345
GT 2005 Bonds BV 5% 7/21/14 (g)		250,000	229,570
ING Bank NV 4.75% 5/27/19	EUR	200,000	308,496
KBC IFIMA NV 4.5% 9/17/14	EUR	250,000	360,771
Koninklijke KPN NV 5.625% 9/30/24	EUR	300,000	469,280
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	200,000	289,210
Sabic Capital I BV 3% 11/2/15		550,000	548,900
TOTAL NETHERLANDS			3,448,361
Norway - 0.4%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	296,668
Kommunalbanken AS 5.125% 5/30/12		1,900,000	2,032,373
TOTAL NORWAY			2,329,041
Portugal - 0.1%
Banco Santander Totta SA 1.161% 12/9/15 (g)	EUR	300,000	412,730
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		300,000	310,572
RSHB Capital SA 7.5% 3/25/13	RUB	11,000,000	362,063
TOTAL RUSSIA			672,635
Spain - 0.2%
Mapfre SA 5.921% 7/24/37 (g)	EUR	450,000	551,434
Santander Finance Preferred SA Unipersonal 7.3% 7/29/19 (g)	GBP	100,000	171,787
Telefonica Emisiones SAU 4.693% 11/11/19	EUR	250,000	362,806
TOTAL SPAIN			1,086,027
Sweden - 0.2%
Nordea Bank AB 0.4919% 6/9/16 (g)		400,000	392,247
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Sweden - continued
Svenska Handelsbanken AB 0.4422% 3/15/16 (g)		$ 200,000	$ 196,534
Swedbank AB 0.5419% 5/18/17 (g)		500,000	467,090
TOTAL SWEDEN			1,055,871
Switzerland - 0.1%
Credit Suisse New York Branch 5.4% 1/14/20		500,000	541,593
United Arab Emirates - 0.1%
Abu Dhabi National Energy Co. PJSC:
5.875% 10/27/16 (Reg. S)		300,000	321,453
6.5% 10/27/36		300,000	307,764
Emirates Bank International PJSC 4.7884% 4/30/12 (g)		229,000	228,714
TOTAL UNITED ARAB EMIRATES			857,931
United Kingdom - 2.6%
3i Group PLC:
1.082% 6/8/12 (g)	EUR	400,000	536,755
5.625% 3/17/17	EUR	150,000	215,763
Abbey National Treasury Services PLC 4.125% 9/14/17	GBP	250,000	402,428
Anglo American Capital PLC 9.375% 4/8/14 (f)		500,000	614,175
Bank of Scotland 6.375% 8/16/19	GBP	400,000	636,739
Barclays Bank PLC:
0.4647% 3/23/17 (g)		550,000	522,214
4.875% (g)	EUR	350,000	431,971
6.75% 1/16/23 (g)	GBP	300,000	520,370
14% (g)	GBP	100,000	206,698
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	193,480
8.125% 11/15/13		200,000	236,666
BG Energy Capital PLC 3.375% 7/15/13	EUR	150,000	214,574
BP Capital Markets PLC 3.875% 3/10/15		650,000	687,820
Broadgate PLC 1.5348% 10/5/25 (g)	GBP	26,750	36,000
Daily Mail & General Trust PLC 5.75% 12/7/18	GBP	300,000	461,083
EDF Energy Networks EPN PLC 6% 11/12/36	GBP	160,000	280,243
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	615,487
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	150,000	240,984
7.75% 6/24/19	GBP	500,000	981,269
Legal & General Group PLC 4% 6/8/25 (g)	EUR	150,000	191,317
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	172,803
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
Marks & Spencer PLC: - continued
7.125% 12/1/37 (f)		$ 200,000	$ 204,082
National Express Group PLC 6.25% 1/13/17	GBP	150,000	258,898
Nationwide Building Society 1.096% 12/22/16 (g)	EUR	150,000	187,645
Old Mutual PLC:
4.5% 1/18/17 (g)	EUR	450,000	599,341
7.125% 10/19/16	GBP	200,000	355,817
Royal Bank of Scotland PLC:
0.4891% 4/11/16 (g)		250,000	216,351
5.75% 5/21/14	EUR	250,000	373,551
6.934% 4/9/18	EUR	300,000	448,699
Scottish & Southern Energy PLC 5.453%	GBP	400,000	643,423
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	550,160
Society of Lloyd's 6.875% 11/17/25 (g)	GBP	200,000	342,639
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	250,000	388,409
Tesco PLC 5.875% 9/12/16	EUR	100,000	161,119
UBS AG Jersey Branch:
0.4391% 4/18/16 (g)		250,000	241,270
1.048% 11/17/15 (g)	EUR	350,000	486,896
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	153,326
Virgin Media Secured Finance PLC 7% 1/15/18	GBP	100,000	171,831
Wales & West Utilities Finance PLC 6.75% 12/17/36 (g)	GBP	150,000	264,121
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	253,822
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	187,572
TOTAL UNITED KINGDOM			14,887,811
United States of America - 2.5%
Altria Group, Inc.:
8.5% 11/10/13		210,000	253,166
9.25% 8/6/19		400,000	549,190
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20		340,000	386,034
Apache Corp. 5.1% 9/1/40		450,000	449,956
Bank of America Corp.:
4.5% 4/1/15		400,000	416,546
4.75% 5/6/19	EUR	250,000	335,223
7.375% 5/15/14		65,000	73,708
Citigroup, Inc. 4.25% 2/25/30 (g)	EUR	600,000	687,383
Comcast Corp. 6.4% 3/1/40		300,000	330,962
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
Credit Suisse New York Branch:
4.375% 8/5/20		$ 600,000	$ 617,320
5% 5/15/13		400,000	437,553
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		400,000	434,501
Dow Chemical Co. 8.55% 5/15/19		280,000	359,614
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	273,601
General Electric Capital Corp. 5.9% 5/13/14		160,000	181,977
General Electric Co. 5.25% 12/6/17		200,000	225,173
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	321,718
Goldman Sachs Group, Inc.:
4.375% 3/16/17	EUR	150,000	207,317
6% 5/1/14		150,000	168,563
6.15% 4/1/18		200,000	223,950
JPMorgan Chase & Co. 4.25% 10/15/20		1,020,000	1,027,441
KeyBank NA:
1.016% 11/21/11 (g)	EUR	50,000	67,074
1.074% 2/9/12 (g)	EUR	510,000	683,794
Liberty Mutual Group, Inc. 5.75% 3/15/14 (f)		250,000	263,583
Merck & Co., Inc. 5.85% 6/30/39		300,000	346,681
Merrill Lynch & Co., Inc. 6.15% 4/25/13		500,000	541,939
Morgan Stanley 1.3% 7/20/12 (g)	EUR	430,000	576,016
NBC Universal, Inc. 4.375% 4/1/21 (f)		500,000	510,693
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	127,692
PPL Energy Supply LLC 6.5% 5/1/18		160,000	182,987
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	180,971
SLM Corp. 1.079% 12/15/10 (g)	EUR	200,000	277,213
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	320,199
Sprint Capital Corp. 8.75% 3/15/32		325,000	356,688
Time Warner Cable, Inc. 8.25% 2/14/14		200,000	238,785
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	289,811
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
US Bank NA 4.375% 2/28/17 (g)	EUR	450,000	$ 619,359
WEA Finance LLC/WT Finance Australia Pty. Ltd. 5.75% 9/2/15 (f)		400,000	449,488
TOTAL UNITED STATES OF AMERICA			13,993,869
TOTAL NONCONVERTIBLE BONDS			68,174,336
TOTAL CORPORATE BONDS (Cost $63,825,356)			68,678,136
Government Obligations - 23.9%

Canada - 0.5%
Canadian Government:
3.5% 6/1/20	CAD	2,100,000	2,178,119
5.25% 6/1/12	CAD	850,000	884,470
TOTAL CANADA			3,062,589
France - 2.7%
French Republic:
2.5% 10/25/20	EUR	10,700,000	14,361,462
3.75% 10/25/19	EUR	600,000	898,838
TOTAL FRANCE			15,260,300
Germany - 3.9%
German Federal Republic:
1.75% 10/9/15	EUR	4,750,000	6,619,632
2.25% 9/4/20	EUR	650,000	882,872
3% 7/4/20	EUR	2,130,000	3,090,431
3.25% 1/4/20	EUR	300,000	443,608
3.5% 4/12/13	EUR	700,000	1,031,492
4.75% 7/4/40	EUR	2,550,000	4,726,767
5.625% 1/4/28	EUR	2,960,000	5,536,717
TOTAL GERMANY			22,331,519
Italy - 0.2%
Italian Republic 4% 9/1/20	EUR	650,000	914,997
Japan - 12.4%
Japan Government:
Inflation-Indexed Bond 1.1% 12/10/16	JPY	263,529,000	3,256,861
Government Obligations - continued
		Principal Amount (d)	Value
Japan - continued
Japan Government: - continued
0.6% 12/15/10	JPY	958,000,000	$ 11,911,486
0.9% 6/20/13	JPY	110,000,000	1,394,144
1.1% 12/20/12	JPY	18,700,000	237,114
1.3% 3/20/15	JPY	1,240,000,000	16,109,822
1.3% 6/20/20	JPY	1,155,000,000	14,895,739
1.7% 9/20/17	JPY	201,000,000	2,704,310
1.9% 6/20/16	JPY	549,250,000	7,423,031
1.9% 3/20/29	JPY	976,500,000	12,412,908
TOTAL JAPAN			70,345,415
Spain - 0.5%
Spanish Kingdom 4% 4/30/20	EUR	1,850,000	2,546,381
United Kingdom - 0.2%
UK Treasury GILT:
4% 3/7/22	GBP	310,000	525,125
4.25% 6/7/32	GBP	70,000	115,268
4.75% 12/7/38	GBP	250,000	441,232
TOTAL UNITED KINGDOM			1,081,625
United States of America - 3.5%
Federal Home Loan Bank 3.625% 10/18/13		300,000	327,127
Freddie Mac 2.125% 9/21/12		650,000	671,007
U.S. Treasury Bonds:
3.5% 2/15/39		4,200,000	3,848,250
4.625% 2/15/40		200,000	222,062
U.S. Treasury Notes:
1.25% 8/31/15		3,700,000	3,721,971
1.75% 7/31/15		300,000	308,976
2.375% 2/28/15		3,400,000	3,602,130
2.625% 8/15/20		1,300,000	1,301,422
3.5% 5/15/20		1,850,000	1,995,392
3.625% 2/15/20		3,550,000	3,876,156
TOTAL UNITED STATES OF AMERICA			19,874,493
TOTAL GOVERNMENT OBLIGATIONS (Cost $120,508,389)			135,417,319
Asset-Backed Securities - 0.2%
		Principal Amount (d)	Value
Clock Finance BV Series 2007-1 Class B2, 1.111% 2/25/15 (g)	EUR	100,000	$ 129,405
Geldilux Ltd. Series 2007-TS Class A, 1.059% 9/8/14 (g)	EUR	200,000	272,335
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	247,683	436,372
VCL No. 11 Ltd. Class A, 1.892% 8/21/15 (g)	EUR	123,018	171,822
Volkswagen Car Lease Series 9 Class B, 0.972% 10/21/13 (g)	EUR	75,447	104,287
TOTAL ASSET-BACKED SECURITIES (Cost $1,090,956)			1,114,221
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
Arkle Master Issuer PLC:
floater Series 2006-1X Class 5M1, 1.168% 2/17/52 (g)	EUR	100,000	133,610
Series 2010-2X Class 1A1, 1.655% 5/17/60 (g)		300,000	301,395
Arran Residential Mortgages Funding No. 1 PLC Series 2006-1X Class CC, 1.202% 4/12/56 (g)	EUR	86,463	117,007
Fosse Master Issuer PLC Series 2010-4 Class A2, 2.378% 10/18/54 (g)	EUR	650,000	905,302
Granite Master Issuer PLC Series 2005-1 Class A5, 0.964% 12/20/54 (g)	EUR	312,518	404,717
Holmes Master Issuer PLC floater Series 2007-1 Class 3C2, 1.405% 7/15/40 (g)	EUR	150,000	206,655
Storm BV Series 2010-1 Class A2, 1.876% 3/22/52 (g)	EUR	500,000	691,388
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,645,806)			2,760,074
Commercial Mortgage Securities - 0.2%

France - 0.0%
FCC Proudreed Properties Class A, 1.126% 8/18/17 (g)	EUR	163,417	197,827
Ireland - 0.1%
German Residential Asset Note Distributor PLC Series 1 Class A, 1.24% 7/20/16 (g)	EUR	169,388	203,778
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 1.826% 7/22/43 (g)	EUR	100,000	84,837
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1:
Class A2, 0.9473% 4/19/21 (g)	GBP	150,000	$ 211,484
Class B, 1.1173% 4/19/21 (g)	GBP	100,000	140,601
London & Regional Debt Securitisation No. 1 PLC Class A, 0.9498% 10/15/14 (g)	GBP	100,000	148,079
REC Plantation Place Ltd. Series 5 Class A, 0.9673% 7/25/16 (Reg. S) (g)	GBP	96,946	135,130
TOTAL UNITED KINGDOM			635,294
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,252,916)			1,121,736
Supranational Obligations - 0.0%

Eurasian Development Bank 7.375% 9/29/14 (Reg. S) (Cost $200,000)		200,000	219,500
Fixed-Income Funds - 1.9%
	Shares
Fidelity High Income Central Fund 1 (h) (Cost $10,227,547)	108,657	10,635,391
Preferred Securities - 0.0%
	Principal Amount (d)
Germany - 0.0%
BayernLB Capital Trust I 6.2032% (g) (Cost $320,606)	$ 400,000	233,401
Equity Central Funds - 2.8%
	Shares
Fidelity Emerging Markets Equity Central Fund (h) (Cost $10,753,577)	75,000	16,045,500
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.23% (b)	14,838,279	14,838,279
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	744,300	744,300
TOTAL MONEY MARKET FUNDS (Cost $15,582,579)		15,582,579
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.22%, dated 10/29/10 due 11/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $46,000)	$ 46,001	$ 46,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $486,091,383)		564,137,994
NET OTHER ASSETS (LIABILITIES) - 0.5%		2,825,423
NET ASSETS - 100%		$ 566,963,417
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,912,487 or 0.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$46,000 due 11/01/10 at 0.22%
BNP Paribas Securities Corp.	$ 7,665
Barclays Capital, Inc.	11,491
Credit Agricole Securities (USA), Inc.	1,981
Credit Suisse Securities (USA) LLC	2,118
Deutsche Bank Securities, Inc.	3,554
HSBC Securities (USA), Inc.	3,554
J.P. Morgan Securities, Inc.	9,477
Mizuho Securities USA, Inc.	2,369
Societe Generale, New York Branch	2,369
UBS Securities LLC	1,185
Wells Fargo Securities LLC	237
$ 46,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,348
Fidelity Emerging Markets Equity Central Fund	137,161
Fidelity High Income Central Fund 1	168,348
Fidelity Securities Lending Cash Central Fund	43,931
Total	$ 384,788
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ 16,816,665	$ 14,900,171	$ 18,849,075	$ 16,045,500	3.5%
Fidelity High Income Central Fund 1	-	10,227,559	-	10,635,391	1.7%
Total	$ 16,816,665	$ 25,127,730	$ 18,849,075	$ 26,680,891
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 142,650,697	$ 142,650,697	$ -	$ -
Japan	32,253,860	9,826,980	22,426,880	-
United Kingdom	27,801,847	20,020,782	7,781,065	-
Canada	19,603,115	19,603,115	-	-
Germany	12,956,161	10,047,585	2,908,576	-
Australia	12,216,688	10,500,275	1,716,413	-
France	12,137,588	12,137,588	-	-
Switzerland	10,403,969	6,779,939	3,624,030	-
Spain	4,504,324	2,396,887	2,107,437	-
Other	37,755,888	32,335,141	5,420,747	-
Corporate Bonds	68,678,136	-	68,678,136	-
Government Obligations	135,417,319	-	135,417,319	-
Asset-Backed Securities	1,114,221	-	1,114,221	-
Collateralized Mortgage Obligations	2,760,074	-	2,760,074	-
Commercial Mortgage Securities	1,121,736	-	1,121,736	-
Supranational Obligations	219,500	-	219,500	-
Fixed-Income Funds	10,635,391	10,635,391	-	-
Preferred Securities	233,401	-	233,401	-
Equity Central Funds	16,045,500	16,045,500	-	-
Money Market Funds	15,582,579	15,582,579	-	-
Cash Equivalents	46,000	-	46,000	-
Total Investments in Securities:	$ 564,137,994	$ 308,562,459	$ 255,575,535	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 169,346
Total Realized Gain (Loss)	(459,389)
Total Unrealized Gain (Loss)	552,087
Cost of Purchases	-
Proceeds of Sales	(265,580)
Amortization/Accretion	3,536
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	3.5%
AAA,AA,A	28.0%
BBB	4.3%
BB	1.1%
B	1.1%
CCC,CC,C	0.1%
Not Rated	0.6%
Equities	57.9%
Short-Term Investments and Net Other Assets	3.4%
100.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $53,408,638 of which $23,790,891 and $29,617,747 will expire on October 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2010

Assets
Investment in securities, at value (including securities loaned of $701,527 and repurchase agreements of $46,000) - See accompanying schedule: Unaffiliated issuers (cost $449,527,680)	$ 521,874,524
Fidelity Central Funds (cost $36,563,703)	42,263,470
Total Investments (cost $486,091,383)		$ 564,137,994
Foreign currency held at value (cost $218,468)		218,371
Receivable for investments sold		14,844,388
Receivable for fund shares sold		1,047,835
Dividends receivable		476,404
Interest receivable		1,897,482
Distributions receivable from Fidelity Central Funds		65,892
Other receivables		34,772
Total assets		582,723,138

Liabilities
Payable to custodian bank	$ 844,630
Payable for investments purchased	13,227,788
Payable for fund shares redeemed	341,530
Accrued management fee	330,048
Distribution and service plan fees payable	10,521
Other affiliated payables	120,581
Other payables and accrued expenses	140,323
Collateral on securities loaned, at value	744,300
Total liabilities		15,759,721

Net Assets		$ 566,963,417
Net Assets consist of:
Paid in capital		$ 537,598,076
Undistributed net investment income		5,169,954
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(53,973,008)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		78,168,395
Net Assets		$ 566,963,417

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,096,142 ÷ 507,107 shares)	$ 21.88

Maximum offering price per share (100/94.25 of $21.88)	$ 23.21
Class T: Net Asset Value and redemption price per share ($5,344,605 ÷ 245,058 shares)	$ 21.81

Maximum offering price per share (100/96.50 of $21.81)	$ 22.60
Class B: Net Asset Value and offering price per share ($2,199,463 ÷ 101,446 shares)A	$ 21.68

Class C: Net Asset Value and offering price per share ($5,463,109 ÷ 252,301 shares)A	$ 21.65

Global Balanced: Net Asset Value, offering price and redemption price per share ($542,319,309 ÷ 24,657,954 shares)	$ 21.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($540,789 ÷ 24,597 shares)	$ 21.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2010

Investment Income
Dividends		$ 4,704,300
Interest		6,019,044
Income from Fidelity Central Funds		384,788
Income before foreign taxes withheld		11,108,132
Less foreign taxes withheld		(294,862)
Total income		10,813,270

Expenses
Management fee	$ 3,421,098
Transfer agent fees	1,098,127
Distribution and service plan fees	81,971
Accounting and security lending fees	249,471
Custodian fees and expenses	386,880
Independent trustees' compensation	1,697
Registration fees	112,363
Audit	71,818
Legal	2,406
Miscellaneous	9,682
Total expenses before reductions	5,435,513
Expense reductions	(140,182)	5,295,331
Net investment income (loss)		5,517,939
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,624,935
Fidelity Central Funds	4,010,420
Foreign currency transactions	(198,402)
Total net realized gain (loss)		19,436,953
Change in net unrealized appreciation (depreciation) on: Investment securities	41,182,211
Assets and liabilities in foreign currencies	73,324
Total change in net unrealized appreciation (depreciation)		41,255,535
Net gain (loss)		60,692,488
Net increase (decrease) in net assets resulting from operations		$ 66,210,427

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,517,939	$ 5,756,545
Net realized gain (loss)	19,436,953	(25,649,588)
Change in net unrealized appreciation (depreciation)	41,255,535	84,635,165
Net increase (decrease) in net assets resulting from operations	66,210,427	64,742,122
Distributions to shareholders from net investment income	(5,069,332)	(7,712,596)
Distributions to shareholders from net realized gain	(1,661,467)	(3,450,371)
Total distributions	(6,730,799)	(11,162,967)
Share transactions - net increase (decrease)	82,336,500	26,258,176
Redemption fees	14,128	16,684
Total increase (decrease) in net assets	141,830,256	79,854,015

Net Assets
Beginning of period	425,133,161	345,279,146
End of period (including undistributed net investment income of $5,169,954 and undistributed net investment income of $4,730,308, respectively)	$ 566,963,417	$ 425,133,161

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.17	.12
Net realized and unrealized gain (loss)	2.43	4.39
Total from investment operations	2.60	4.51
Distributions from net investment income	(.23)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.31)	-
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 21.88	$ 19.59
Total Return B,C,D	13.40%	29.91%
Ratios to Average Net Assets F,I
Expenses before reductions	1.43%	1.47% A
Expenses net of fee waivers, if any	1.43%	1.47% A
Expenses net of all reductions	1.41%	1.46% A
Net investment income (loss)	.83%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,096	$ 2,912
Portfolio turnover rate G	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.13	.11
Net realized and unrealized gain (loss)	2.42	4.37
Total from investment operations	2.55	4.48
Distributions from net investment income	(.23)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.30) K	-
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 21.81	$ 19.56
Total Return B,C,D	13.17%	29.71%
Ratios to Average Net Assets F,I
Expenses before reductions	1.62%	1.69% A
Expenses net of fee waivers, if any	1.62%	1.69% A
Expenses net of all reductions	1.60%	1.68% A
Net investment income (loss)	.64%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,345	$ 981
Portfolio turnover rate G	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.02	.05
Net realized and unrealized gain (loss)	2.41	4.35
Total from investment operations	2.43	4.40
Distributions from net investment income	(.16)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.23) K	-
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 21.68	$ 19.48
Total Return B,C,D	12.58%	29.18%
Ratios to Average Net Assets F,I
Expenses before reductions	2.18%	2.21% A
Expenses net of fee waivers, if any	2.18%	2.21% A
Expenses net of all reductions	2.16%	2.20% A
Net investment income (loss)	.08%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,199	$ 526
Portfolio turnover rate G	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.03	.05
Net realized and unrealized gain (loss)	2.40	4.36
Total from investment operations	2.43	4.41
Distributions from net investment income	(.20)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.27) K	-
Redemption fees added to paid in capital E,J	-	-
Net asset value, end of period	$ 21.65	$ 19.49
Total Return B,C,D	12.58%	29.24%
Ratios to Average Net Assets F,I
Expenses before reductions	2.12%	2.20% A
Expenses net of fee waivers, if any	2.12%	2.20% A
Expenses net of all reductions	2.10%	2.19% A
Net investment income (loss)	.14%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,463	$ 827
Portfolio turnover rate G	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global Balanced

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.62	$ 16.94	$ 25.40	$ 23.08	$ 21.95
Income from Investment Operations
Net investment income (loss) B	.24	.28	.40	.35	.28
Net realized and unrealized gain (loss)	2.43	2.95	(6.70)	4.27	2.66
Total from investment operations	2.67	3.23	(6.30)	4.62	2.94
Distributions from net investment income	(.23)	(.38)	(.33)	(.20)	(.14)
Distributions from net realized gain	(.08)	(.17)	(1.83)	(2.10)	(1.67)
Total distributions	(.30) G	(.55)	(2.16)	(2.30)	(1.81)
Redemption fees added to paid in capital B,F	-	-	-	-	-
Net asset value, end of period	$ 21.99	$ 19.62	$ 16.94	$ 25.40	$ 23.08
Total Return A	13.76%	19.86%	(26.96)%	21.83%	14.23%
Ratios to Average Net Assets C,E
Expenses before reductions	1.11%	1.24%	1.13%	1.14%	1.18%
Expenses net of fee waivers, if any	1.10%	1.23%	1.13%	1.14%	1.18%
Expenses net of all reductions	1.08%	1.21%	1.11%	1.12%	1.14%
Net investment income (loss)	1.16%	1.61%	1.88%	1.55%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 542,319	$ 419,747	$ 345,279	$ 371,262	$ 260,144
Portfolio turnover rate D	178%	252%	264%	169%	208%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.23	.21
Net realized and unrealized gain (loss)	2.44	4.35
Total from investment operations	2.67	4.56
Distributions from net investment income	(.25)	-
Distributions from net realized gain	(.08)	-
Total distributions	(.32) J	-
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 21.99	$ 19.64
Total Return B,C	13.75%	30.24%
Ratios to Average Net Assets E,H
Expenses before reductions	1.14%	1.12% A
Expenses net of fee waivers, if any	1.14%	1.12% A
Expenses net of all reductions	1.12%	1.10% A
Net investment income (loss)	1.12%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 541	$ 140
Portfolio turnover rate F	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2010

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Equity Central Fund	FMR Co., Inc. (FMRC)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government

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3. Significant Accounting Policies - continued

Security Valuation - continued

agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 79,895,748
Gross unrealized depreciation	(4,637,644)
Net unrealized appreciation (depreciation)	$ 75,258,104

Tax Cost	$ 488,879,890

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 7,394,225
Capital loss carryforward	$ (53,408,638)
Net unrealized appreciation (depreciation)	$ 75,379,888

The tax character of distributions paid was as follows:

	October 31, 2010	October 31, 2009
Ordinary Income	$ 6,730,799	$ 11,162,967

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

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Notes to Financial Statements - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $850,777,172 and $774,736,555, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 17,587	$ 3,854
Class T	.25%	.25%	18,118	157
Class B	.75%	.25%	13,987	10,635
Class C	.75%	.25%	32,279	24,504
			$ 81,971	$ 39,150

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 22,638
Class T	4,913
Class B*	4,416
Class C*	679
$ 32,646

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Class A	$ 21,130.30
Class T	8,869.24
Class B	4,243.30
Class C	7,975.25
Global Balanced	1,055,194.23
Institutional Class	716.26
	$ 1,098,127

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12,494 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,852 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Annual Report

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM. Total security lending income during the period amounted to $43,931.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Global Balanced's operating expenses. During the period, this reimbursement reduced the class' expenses by $44,590.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $95,592 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2010	2009
From net investment income
Class A	$ 37,066	$ -
Class T	19,617	-
Class B	5,099	-
Class C	12,311	-
Global Balanced	4,993,111	7,712,596
Institutional Class	2,128	-
Total	$ 5,069,332	$ 7,712,596
From net realized gain
Class A	$ 11,880	$ -
Class T	6,510	-
Class B	2,421	-
Class C	4,711	-
Global Balanced	1,635,301	3,450,371
Institutional Class	644	-
Total	$ 1,661,467	$ 3,450,371

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Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2010	2009 A	2010	2009 A
Class A
Shares sold	427,541	153,196	$ 8,603,228	$ 2,896,084
Reinvestment of distributions	2,259	-	45,687	-
Shares redeemed	(71,342)	(4,547)	(1,433,321)	(85,646)
Net increase (decrease)	358,458	148,649	$ 7,215,594	$ 2,810,438
Class T
Shares sold	248,501	54,070	$ 4,999,816	$ 984,801
Reinvestment of distributions	1,267	-	25,580	-
Shares redeemed	(54,884)	(3,896)	(1,101,753)	(69,740)
Net increase (decrease)	194,884	50,174	$ 3,923,643	$ 915,061
Class B
Shares sold	90,883	27,777	$ 1,821,383	$ 492,520
Reinvestment of distributions	338	-	6,820	-
Shares redeemed	(16,760)	(792)	(335,882)	(15,439)
Net increase (decrease)	74,461	26,985	$ 1,492,321	$ 477,081
Class C
Shares sold	253,473	42,502	$ 5,103,430	$ 795,402
Reinvestment of distributions	781	-	15,720	-
Shares redeemed	(44,403)	(52)	(878,835)	(992)
Net increase (decrease)	209,851	42,450	$ 4,240,315	$ 794,410
Global Balanced
Shares sold	10,255,268	9,057,083	$ 206,039,448	$ 156,832,268
Reinvestment of distributions	311,787	673,127	6,316,797	10,621,946
Shares redeemed	(7,304,145)	(8,714,065)	(147,245,863)	(146,302,628)
Net increase (decrease)	3,262,910	1,016,145	$ 65,110,382	$ 21,151,586
Institutional Class
Shares sold	23,215	7,124	$ 472,840	$ 109,600
Reinvestment of distributions	133	-	2,697	-
Shares redeemed	(5,875)	-	(121,292)	-
Net increase (decrease)	17,473	7,124	$ 354,245	$ 109,600

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Balanced Fund (a fund of Fidelity Charles Street Trust) at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 17, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

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Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	12/13/10	12/10/10	$0.214	$0.107

A total of 3.14% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Institutional Class designates 47% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Institutional Class	12/07/09	$0.258	$0.0087

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for the retail class, as well as the fund's relative investment performance for the retail class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The Advisor Classes of the fund had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the retail class of the fund. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Fidelity Global Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period, the first quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 38% means that 62% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Global Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked above its competitive median for the period. The Board also noted that the majority of funds in the fund's Total Mapped Group are domestic funds, which generally have lower expenses than international and global funds. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AGBLI-UANN-1210
1.883455.101

Item 2. Code of Ethics

As of the end of the period, October 31, 2010, Fidelity Charles Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Global Balanced Fund (the "Fund"):

Services Billed by PwC

October 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Balanced Fund	$65,000	$-	$5,100	$1,900

October 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Balanced Fund	$67,000	$-	$7,700	$1,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	October 31, 2010A	October 31, 2009A
Audit-Related Fees	$2,150,000	$2,825,000
Tax Fees	$-	$2,000
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	October 31, 2010 A	October 31, 2009 A
PwC	$5,205,000	$3,460,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 28, 2010